  Nationwide(R) VL
Separate Account-C
  June 30, 2002

[THE BEST OF AMERICA LOGO]
America's FUTURE Life Series(SM)


                                                                           2002
                                                              SEMI-ANNUAL REPORT




                                                  [NATIONWIDE(R) LOGO]
                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

                                [NATIONWIDE LOGO]
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                              [PRESIDENT'S PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VL Separate Account-C.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                        /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 44, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS:

   Investments at fair value:

     American Century VP - Balanced Fund-Class I (ACVPBal)
         96,937 shares (cost $629,480) ....................................................................           $   584,533

     American Century VP - Capital Appreciation Fund-Class I (ACVPCapAp)
         118,543 shares (cost $916,286) ...................................................................               798,982

     American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
         1,510,201 shares (cost $9,971,723) ...............................................................             8,668,556

     American Century VP - International Fund-Class I (ACVPInt)
         3,256,065 shares (cost $24,628,568) ..............................................................            20,350,405

     American Century VP - Value Fund-Class I (ACVPVal)
         1,358,456 shares (cost $9,436,524) ...............................................................              9,142,407

     Comstock GVIT Value Fund - Class I (ComGVITVal)
         26,692 shares (cost $267,761) ....................................................................               236,222

     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         63,669 shares (cost $587,955) ....................................................................               531,638

     Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         21,198 shares (cost $178,988) ....................................................................               174,039

     Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         22,651 shares (cost $282,560) ....................................................................               262,071

     Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         140,789 shares (cost $1,912,099) .................................................................             1,544,450

     Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         103,597 shares (cost $1,394,665) .................................................................             1,307,397

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
         9,511 shares (cost $97,007) ......................................................................                93,498

     Dreyfus Stock Index Fund (DryStkIx)
         1,560,151 shares (cost $48,202,553) ..............................................................            39,456,221

     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
         240,568 shares (cost $8,492,895) .................................................................             7,683,753

     Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)
         37,443 shares (cost $774,784) ....................................................................               685,200

     Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         128,154 shares (cost $961,526) ...................................................................               912,454

     Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
         216,849 shares (cost $2,390,418) .................................................................             2,383,166

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         17,930 shares (cost $394,528) ....................................................................               367,916


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         277,430 shares (cost $5,810,842) .................................................................             5,676,225

     Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         198,630 shares (cost $6,908,589) .................................................................             5,378,894

     Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         595,729 shares (cost $23,413,016) ................................................................            16,078,721

     Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         282,223 shares (cost $1,712,405) .................................................................             1,546,581

     Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         494,203 shares (cost $3,063,738) .................................................................             2,698,349

     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         87,051 shares (cost $1,218,509) ..................................................................             1,169,094

     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         300,795 shares (cost $4,561,772) .................................................................             4,027,643

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         341,065 shares (cost $4,782,275) .................................................................             4,365,628

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         51,041 shares (cost $1,033,668) ..................................................................             1,011,132

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         305,134 shares (cost $6,834,054) .................................................................             6,026,398

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         52,166 shares (cost $800,738) ....................................................................               678,157

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         75,176 shares (cost $1,176,885) ..................................................................               976,534

     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         5,146,817 shares (cost $60,713,789) ..............................................................            61,041,244

     Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         219,711 shares (cost $2,484,544) .................................................................             1,920,270

     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         99,526,736 shares (cost $99,526,736) .............................................................            99,526,736

     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         71,834 shares (cost $962,771) ....................................................................               837,584

     Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         843,850 shares (cost $8,557,758) .................................................................             7,484,952

     Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         517,668 shares (cost $9,714,213) .................................................................             9,230,012

     Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         204,463 shares (cost $2,008,506) .................................................................             1,895,372

     Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         124,753 shares (cost $1,445,895) .................................................................             1,080,362

     J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         183,060 shares (cost $1,708,603) .................................................................             1,557,837

     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         132,164 shares (cost $2,693,260) .................................................................             2,521,688

     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         323,593 shares (cost $1,214,641) .................................................................               928,713

     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         54,937 shares(cost $1,235,421) ...................................................................             1,120,162

     MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         160,886 shares (cost $1,486,195) .................................................................             1,457,629

     Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)
         56,712 shares (cost $523,620) ....................................................................               466,743

     Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         63,330 shares (cost $688,946) ....................................................................               585,805

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         154,273 shares (cost $2,274,186) .................................................................             1,993,204

     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         292,693 shares (cost $3,848,759) .................................................................             3,828,428

     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         80,696 shares (cost $1,334,593) ..................................................................             1,132,159

     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         497,688 shares (cost $7,814,562) .................................................................             6,743,674

     Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         192,408 shares (cost $8,157,321) .................................................................             6,445,652

     Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         149,861 shares (cost $1,668,910) .................................................................             1,591,526

     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         355,947 shares (cost $14,324,049) ................................................................            10,468,392

     Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         80,998 shares (cost $1,826,044) ..................................................................             1,709,053

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         28,662 shares (cost $528,048) ....................................................................               502,738

     Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         56,558 shares (cost $828,875) ....................................................................               772,585

     Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         57,428 shares (cost $647,120) ....................................................................               507,666

     Strong Opportunity Fund II, Inc. (StOpp2)
         460,919 shares (cost $9,925,557) .................................................................             7,605,169

     Strong VIF - Strong Discovery Fund II (StDisc2)
         6,431 shares (cost $66,690) ......................................................................                63,350

     Strong VIF - Strong International Stock Fund II (StIntStk2)
         41,471 shares (cost $299,685) ....................................................................               282,005

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         16,445 shares (cost $451,252) ....................................................................               363,443

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         46,139 shares (cost $375,070) ....................................................................               400,489


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         11,790 shares (cost $133,992) ....................................................................               136,647

     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         39,685 shares (cost $290,556) ....................................................................               275,809

     Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         66,116 shares (cost $537,173) ....................................................................               470,744

     Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         201,268 shares (cost $2,512,942) .................................................................             2,684,918
                                                                                                                     ------------
          Total Investment ................................................................................           384,449,024
   Accounts Receivable ....................................................................................                10,049
                                                                                                                     ------------
          Total Assets ....................................................................................           384,459,073
ACCOUNTS PAYABLE ..........................................................................................                    --
                                                                                                                     ------------
CONTRACT OWNERS' EQUITY ...................................................................................          $384,459,073
                                                                                                                     ============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                               Total                                ACVPBal                  ACVPCapAp
                            ------------------------------------------  --------------------------  --------------------------
                                2002            2001           2000        2002        2001   2000     2002      2001     2000
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
INVESTMENT ACTIVITY:
Reinvested dividends....... $  4,221,530      4,647,356     1,735,770     16,656     14,224     --      --         --       --
Mortality and expense
 risk charges (note 3).....     (700,778)      (631,400)     (261,489)      (982)      (863)    --    (1,349)    (1,403)    --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
Net investment income......    3,520,752      4,015,956     1,474,281     15,674     13,361     --    (1,349)    (1,403)    --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----

Proceeds from mutual
 funds shares sold.........  107,999,712    127,124,155    56,886,921    216,957    276,987     --   250,055    345,824     --
Cost of mutual fund
 shares sold............... (124,523,293)  (142,318,235)  (52,598,072)  (222,195)  (288,833)    --  (295,402)  (607,331)    --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
Realized gain (loss)
 on investments............  (16,523,581)   (15,194,080)    4,288,849     (5,238)   (11,846)    --   (45,347)  (261,507)    --
Change in unrealized
 gain (loss) on
 investments...............  (15,128,886)   (11,520,480)   (6,001,647)   (52,290)   (11,397)    --   (40,133)  (149,985)    --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
Net gain (loss) on
 investments...............  (31,652,467)   (26,714,560)   (1,712,798)   (57,528)   (23,243)    --   (85,480)  (411,492)    --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
Reinvested capital gains...      812,410      8,499,040     2,666,845       --       16,886     --      --      357,574     --
                            -------------  -------------  ------------  ---------  ---------  ----  ---------  ---------  ----
Net increase (decrease)
 in contract owners'
 equity resulting from
 operations................ $(27,319,305)   (14,199,564)    2,428,328    (41,854)     7,004     --   (86,829)   (55,321)    --
                            =============  =============  ============  =========  =========  ====  =========  =========  ====


                                          ACVPIncGr                            ACVPInt                          ACVPVal
                            ------------------------------------ --------------------------------- -------------------------------
                                2002         2001        2000       2002        2001       2000      2002        2001      2000
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
INVESTMENT ACTIVITY:
Reinvested dividends....... $    66,042      54,204      32,481     132,963      11,243     4,738    70,030      87,367       599
Mortality and expense risk
 charges (note 3)..........     (10,684)    (10,772)     (9,509)    (34,075)    (22,653)   (8,066)  (14,061)    (11,582)     (963)
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
Net investment income......      55,358      43,432      22,972      98,888     (11,410)   (3,328)   55,969      75,785      (364)
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------

Proceeds from mutual funds
 shares sold...............     617,097   4,102,548   2,731,887   2,066,121   1,133,582   938,955   629,830   2,531,865   791,886
Cost of mutual fund shares
 sold......................    (748,005) (4,752,678) (2,533,266) (3,565,217) (1,511,561) (574,279) (585,710) (2,397,897) (762,705)
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
Realized gain (loss) on
 investments...............    (130,908)   (650,130)    198,621  (1,499,096)   (377,979)  364,676    44,120     133,968    29,181
Change in unrealized gain
 (loss) on investments.....    (924,627)    392,274    (565,992)    407,241  (3,506,169) (757,285) (972,487)    110,024   (22,743)
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
Net gain (loss) on
 investments...............  (1,055,535)   (257,856)   (367,371) (1,091,855) (3,884,148) (392,609) (928,367)    243,992     6,438
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
Reinvested capital gains...          --          --          --          --   1,241,326    70,841   453,115          --     1,532
                            ------------ ----------- ----------- ----------- ----------- --------- --------- ----------- ---------
Net increase (decrease)
 in contract owners'equity
 resulting from
 operations................ $(1,000,177)   (214,424)   (344,399)   (992,967) (2,654,232) (325,096) (419,283)    319,777     7,606
                            ============ =========== =========== =========== =========== ========= ========= =========== =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)

                                      ComGVITVal                      CSGPVen                       CSIntEq
                            ----------------------------- ------------------------------- -----------------------------
                               2002      2001      2000     2002        2001      2000      2002       2001       2000
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Investment activity:
Reinvested dividends .....  $   1,868    36,407      708        --          --        --        --        --        --
Mortality and expense risk
 charges (note 3) .........      (590)   (2,648)    (315)   (1,110)     (1,909)   (1,647)     (691)     (548)     (806)
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Net investment income .....     1,278    33,759      393    (1,110)     (1,909)   (1,647)     (691)     (548)     (806)
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------

Proceeds from mutual funds
 shares sold ..............   279,809    93,493   77,776   307,498     673,246   287,044   550,775   281,932   808,533
Cost of mutual fund shares
 sold .....................  (316,237) (107,341) (71,109) (369,160) (1,169,890) (171,771) (546,380) (413,013) (744,415)
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Realized gain (loss) on
 investments ..............   (36,428)  (13,848)   6,667   (61,662)   (496,644)  115,273     4,395  (131,081)   64,118
Change in unrealized gain
 (loss) on investments ....   (12,450) (267,346)  (1,906)  (21,997)    244,399   (76,795)   (7,489)   72,932  (123,101)
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Net gain (loss) on
 investments ..............   (48,878) (281,194)   4,761   (83,659)   (252,245)   38,478    (3,094)  (58,149)  (58,983)
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Reinvested capital gains ..        --        --       --        --          --        --        --        --        --
                            ---------- --------- -------- --------- ----------- --------- --------- --------- ---------
Net increase (decrease) in
 contract owners' equity
 resulting from
 operations ............... $ (47,600) (247,435)   5,154   (84,769)   (254,154)   36,831    (3,785)  (58,697)  (59,789)
                            ========== ========= ======== ========= =========== ========= ========= ========= =========


                                        CSLCapV                       CSSmCapGr                 DryMidCapIx
                            ------------------------------- -------------------------- ------------------------------
                               2002       2001       2000       2002      2001   2000      2002       2001     2000
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Investment activity:
Reinvested dividends ...... $     --        --        --          --        --     --      1,893     6,009     2,829
Mortality and expense risk
 charges (note 3) .........       (385)     (710)     (632)    (10,422)   (6,778)  --     (2,505)   (3,671)   (1,592)
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Net investment income .....       (385)     (710)     (632)    (10,422)   (6,778)  --       (612)    2,338     1,237
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------

Proceeds from mutual funds
 shares sold ..............     17,677   650,692   627,222   4,658,681   136,406   --    507,819   822,556   204,147
Cost of mutual fund shares
 sold .....................    (18,414) (644,314) (695,105) (5,831,670) (138,509)  --   (474,212) (821,289) (195,220)
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Realized gain (loss) on
 investments ..............       (737)    6,378   (67,883) (1,172,989)   (2,103)  --     33,607     1,267     8,927
Change in unrealized gain
 (loss) on investments ....    (22,312)  (27,065)   32,445    (291,537)  (25,391)  --  (111,556)    47,388    52,473
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Net gain (loss) on
 investments ..............    (23,049)  (20,687)  (35,438) (1,464,526)  (27,494)  --    (77,949)   48,655    61,400
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Reinvested capital gains ..       --        --        --          --        --     --      4,521      --        --
                            ----------- --------- --------- ----------- -------- ----- ---------- --------- ---------
Net increase (decrease) in
 contract owners' equity
 resulting from
 operations ............... $  (23,434)  (21,397)  (36,070) (1,474,948)  (34,272)  --    (74,040)   50,993    62,637
                            =========== ========= ========= =========== ======== ===== ========== ========= =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2002, 2001 and 2000
(UNAUDITED)


                                       DryEuroEq                         DryStkIx                             DryVIFApp
                            ----------------------------- ------------------------------------- ----------------------------------
                               2002       2001    2000        2002         2001         2000        2002        2001       2000
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Investment activity:
Reinvested dividends....... $     --        --        --      267,175      264,990     174,261          970       1,778       104
Mortality and expense risk
 charges (note 3)..........     (143)     (213)     (158)     (83,046)     (92,753)    (67,037)     (27,135)    (20,709)   (3,919)
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Net investment income......     (143)     (213)     (158)     184,129      172,237     107,224      (26,165)    (18,931)   (3,815)
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------

Proceeds from mutual funds
 shares sold...............  134,947   586,613   666,007   12,458,817   22,815,031   8,794,037    8,975,193   1,222,662   585,473
Cost of mutual fund shares
 sold...................... (135,854) (660,593) (636,617) (17,636,749) (25,119,758) (7,287,267) (10,581,812) (1,251,920) (555,624)
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Realized gain (loss) on
 investments...............     (907)  (73,980)   29,390   (5,177,932)  (2,304,727)  1,506,770   (1,606,619)    (29,258)   29,849
Change in unrealized gain
 (loss) on investments.....   (3,315)      (15)   (7,222)  (1,934,024)    (840,067) (1,862,189)     186,545    (501,710)   67,617
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Net gain (loss) on
 investments...............   (4,222)  (73,995)   22,168   (7,111,956)  (3,144,794)   (355,419)  (1,420,074)   (530,968)   97,466
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Reinvested capital gains...       --        --       134           --        9,824      38,195           --          --        --
                            --------- --------- --------- ------------ ------------ ----------- ------------ ----------- ---------
Net increase (decrease) in
 contract owners' equity
 resulting from
 operations................ $ (4,365)  (74,208)   22,144   (6,927,827)  (2,962,733)   (210,000)  (1,446,239)   (549,899)   93,651
                            ========= ========= ========= ============ ============ =========== ============ =========== =========


                                      DryVIFGrInc                FGVITHiInc                     FedQualBd
                            -------------------------- ------------------------------- ---------------------------
                                2002       2001   2000    2002        2001      2000      2002     2001     2000
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Investment activity:
Reinvested dividends ...... $    1,902     1,832   --      59,216    94,856    63,565    44,700    6,679      189
Mortality and expense risk
 charges (note 3) .........     (1,227)   (1,149)  --      (3,420)   (3,429)   (2,275)   (2,270)    (580)    (270)
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Net investment income .....        675       683   --      55,796    91,427    61,290    42,430    6,099      (81)
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------

Proceeds from mutual funds
 shares sold ..............    211,751   196,325   --   1,620,411   230,103   205,821   960,320   57,649   36,352
Cost of mutual fund shares
 sold .....................   (222,638) (205,197)  --  (1,689,824) (262,774) (216,238) (950,267) (54,214) (37,004)
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Realized gain (loss) on
 investments ..............    (10,887)   (8,872)  --     (69,413)  (32,671)  (10,417)   10,053    3,435     (652)
Change in unrealized gain
 (loss) on investments ....   (102,866)   10,433   --      55,345   (60,939)  (54,383)  (27,543)    (343)  13,574
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Net gain (loss) on
 investments ..............   (113,753)    1,561   --     (14,068)  (93,610)  (64,800)  (17,490)   3,092   12,922
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Reinvested capital gains ..       --       9,105   --        --        --           2    16,725      688     --
                            ----------- --------- ---- ----------- --------- --------- --------- -------- --------
Net increase (decrease) in
 contract owners' equity
 resulting from
 operations ............... $ (113,078)   11,349   --      41,728    (2,183)   (3,508)   41,665    9,879   12,841
                            =========== ========= ==== =========== ========= ========= ========= ======== ========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                        FIDVIPEI                        FIDVIPEIS                              FIDVIPGR
                                        --------                        ---------                              --------
                             2002         2001        2000      2002       2001        2000         2002         2001       2000
                             ----         ----        ----      ----       ----        ----         ----         ----       ----
INVESTMENT ACTIVITY:
 Reinvested dividends      $    4,634           --        --     62,028     57,416       10,995       14,590           --       --
 Mortality and expense
  risk charges (note 3)          (653)      (3,437)       --     (8,353)    (7,242)      (2,980)      (9,226)      (8,792)      --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
  Net investment income         3,981       (3,437)       --     53,675     50,174        8,015        5,364       (8,792)      --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
 Proceeds from mutual
  funds shares sold           564,727    2,288,794        --    773,298    739,869    1,818,883      598,812    2,098,547       --
 Cost of mutual fund
  shares sold                (568,074)  (2,157,498)       --   (837,787)  (754,044)  (1,925,957)    (693,571)  (2,088,854)      --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
 Realized gain (loss)
  on investments               (3,347)     131,296        --    (64,489)   (14,175)    (107,074)     (94,759)       9,693       --
 Change in unrealized
  gain (loss) on
  investments                 (42,288)     (22,154)       --   (409,591)  (250,449)    (105,224)  (1,209,523)       1,807       --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
 Net gain (loss) on
  investments                 (45,635)     109,142        --   (474,080)  (264,624)    (212,298)  (1,304,282)      11,500       --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
 Reinvested capital
  gains                         6,307           --        --     89,393    169,378       42,410           --           --       --
                           ----------   ----------   -------   --------   --------   ----------   ----------   ----------   ------
  Net increase (decrease)
   in contract owners'
   equity resulting from
   operations              $  (35,347)     105,705        --   (331,012)   (45,072)    (161,873)  (1,298,918)       2,708       --
                           ==========   ==========   =======   ========   ========   ==========   ==========   ==========   ======

                                         FIDVIPGRS                             FIDVIPHI                        FIDVIPHIS
                                         ---------                             --------                        ---------
                              2002         2001         2000          2002       2001       2000     2002         2001       2000
                              ----         ----         ----          ----       ----       ----     ----         ----       ----
INVESTMENT ACTIVITY:
 Reinvested dividends      $    20,510           --        9,556      219,668         --        --   155,555      482,621   129,079
 Mortality and expense
  risk charges (note 3)        (22,775)     (31,554)     (22,803)      (3,692)    (2,127)       --    (3,667)      (5,677)   (4,098)
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
 Net investment income          (2,265)     (31,554)     (13,247)     215,976     (2,127)       --   151,888      476,944   124,981
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
 Proceeds from mutual
  funds shares sold          1,434,845    6,561,982    1,521,224    1,113,951    225,765        --    95,920    3,366,718   710,612
 Cost of mutual fund
  shares sold               (2,398,626)  (8,523,454)  (1,234,724)  (1,507,775)  (251,448)       --  (128,653)  (4,290,380) (766,799)
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
 Realized gain (loss) on
  investments                 (963,781)  (1,961,472)     286,500     (393,824)   (25,683)       --   (32,733)    (923,662)  (56,187)
 Change in unrealized
  gain (loss) on
  investments               (2,882,038)  (2,001,784)    (780,706)      52,205   (187,312)       --  (261,294)     281,090  (179,408)
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
  Net gain (loss) on
   investments              (3,845,819)  (3,963,256)    (494,206)    (341,619)  (212,995)       --  (294,027)    (642,572) (235,595)
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
 Reinvested capital gains           --    1,482,587    1,140,977           --         --        --        --           --        --
                           -----------   ----------   ----------   ----------   --------   -------  --------   ----------  --------
 Net increase (decrease)
  in contract owners'
  equity resulting
  from operations          $(3,848,084)  (2,512,223)     633,524     (125,643)  (215,122)       --  (142,139)    (165,628) (110,614)
                           ===========   ==========   ==========   ==========   ========   =======  ========   ==========  ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                        FIDVIPOV                        FIDVIPOVS                            FIDVIPAM
                                        --------                        ---------                            --------
                              2002        2001       2000     2002        2001        2000         2002        2001        2000
                              ----        ----       ----     ----        ----        ----         ----        ----        ----
INVESTMENT ACTIVITY:
 Reinvested dividends    $    18,164         --        --    25,657      165,805     22,282      349,366           --        --
 Mortality and expense
  risk charges (note 3)       (5,189)    (3,811)       --    (7,677)      (8,044)    (5,359)     (16,201)     (13,147)       --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
  Net investment income      12,975     (3,811)       --    17,980      157,761     16,923      333,165      (13,147)       --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
 Proceeds from mutual
  funds shares sold         2,359,754    154,577        --   360,527    1,333,376    993,195    5,808,053    2,733,066        --
 Cost of mutual fund
  shares sold              (2,898,059)  (159,508)       --  (455,953)  (1,893,689)  (891,851)  (6,615,151)  (2,804,741)       --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
 Realized gain (loss)
  on investments             (538,305)    (4,931)       --   (95,426)    (560,313)   101,344     (807,098)     (71,675)       --
 Change in unrealized
  gain (loss) on
  investments                 347,140   (154,481)       --    (5,632)    (392,401)  (413,884)    (400,916)      (6,976)       --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
 Net gain (loss) on
  investments                (191,165)  (159,412)       --  (101,058)    (952,714)  (312,540)  (1,208,014)     (78,651)       --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
 Reinvested capital gains           --         --        --        --      264,927    144,214           --           --        --
                          -----------   --------   -------  --------   ----------   --------   ----------   ----------   -------
  Net increase (decrease)
   in contract owners'
   equity resulting
   from operations        $  (178,190)  (163,223)       --   (83,078)    (530,026)  (151,403)    (874,849)     (91,798)       --
                          ===========   ========   =======  ========   ==========   ========   ==========   ==========   =======

                                      FIDVIPCON                      FIDVIPCONS                           FIDVIPGROP
                                      ---------                      ----------                           ----------
                             2002        2001      2000      2002        2001         2000       2002        2001        2000
                             ----        ----      ----      ----        ----         ----       ----        ----        ----
INVESTMENT ACTIVITY:
 Reinvested dividends          8,247         --        --    43,121       35,716       13,786      9,635           --        --
 Mortality and expense
  risk charges (note 3)       (1,706)    (1,817)       --   (11,994)     (11,148)      (9,156)    (1,086)      (1,322)       --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
  Net investment income        6,541     (1,817)       --    31,127       24,568        4,630      8,549       (1,322)       --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
 Proceeds from mutual
  funds shares sold          354,518    247,398        --   575,359    1,039,867    1,785,925    348,855    2,024,640        --
 Cost of mutual fund
  shares sold               (363,657)  (243,250)       --  (716,211)  (1,389,456)  (1,698,711)  (376,857)  (2,109,136)       --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
 Realized gain (loss)
  on investments              (9,139)     4,148        --  (140,852)    (349,589)      87,214    (28,002)     (84,496)       --
 Change in unrealized
  gain (loss) on
  investments                 (8,576)    (9,036)       --    54,686     (407,927)    (697,874)   (87,962)     (14,279)       --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
  Net gain (loss) on
   investments               (17,715)    (4,888)       --   (86,166)    (757,516)    (610,660)  (115,964)     (98,775)       --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
 Reinvested capital gains         --         --        --        --      142,864      500,421         --           --        --
                           ---------   --------   -------  --------   ----------   ----------   --------   ----------   -------
  Net increase (decrease)
   in contract owners'
   equity resulting
   from operations         $ (11,174)    (6,705)       --   (55,039)    (590,084)    (105,609)  (107,415)    (100,097)       --
                           =========   ========   =======  ========   ==========   ==========   ========   ==========   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                        FIDVIPGROPS                      GVITEMMRKTS                        GVITGVTBD
                                        -----------                      -----------                        ---------
                              2002         2001         2000       2002      2001     2000       2002         2001         2000
                              ----         ----         ----       ----      ----     ----       ----         ----         ----
INVESTMENT ACTIVITY:
Reinvested dividends      $     9,283        7,463       31,207       --        --       --    1,284,287      766,810      479,057
Mortality and expense
  risk charges (note 3)        (2,232)      (5,629)      (4,746)      --        --       --      (95,461)     (41,616)     (20,760)
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Net investment income           7,051        1,834       26,461       --        --       --    1,188,826      725,194      458,297
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Proceeds from mutual
  funds shares sold           987,284    1,443,353    1,461,974    4,331        --       --   14,645,443    3,286,944    5,491,499
Cost of mutual fund
  shares sold              (1,133,185)  (1,888,085)  (1,600,148)  (4,263)       --       --  (14,536,126)  (3,031,483)  (5,636,134)
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Realized gain (loss)
  on investments             (145,901)    (444,732)    (138,174)      68        --       --      109,317      255,461     (144,635)
Change in unrealized
  gain (loss) on
  investments                 (14,445)     147,736     (156,127)      --        --       --      753,613     (598,031)     315,272
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Net gain (loss) on
  investments                (160,346)    (296,996)    (294,301)      68        --       --      862,930     (342,570)     170,637
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Reinvested capital gains           --           --      164,127       --        --       --       58,881           --           --
                          -----------   ----------   ----------   ------   -------  -------  -----------   ----------   ----------
Net increase (decrease)
  in contract owners'
  equity resulting
  from operations         $  (153,295)    (295,162)    (103,713)      68        --       --    2,110,637      382,624      628,934
                          ===========   ==========   ==========   ======   =======  =======  ===========   ==========   ==========

                                       GVITGROWTH                            GVITMYMKT                        GVITSMCAPGR
                                       ----------                            ---------                        -----------
                             2002         2001        2000        2002         2001         2000       2002       2001       2000
                             ----         ----        ----        ----         ----         ----       ----       ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends     $        --          --       4,216      643,446    1,928,931      610,793        --          --        --
Mortality and expense
  risk charges (note 3)       (3,745)     (4,648)     (4,765)    (173,488)    (167,820)     (40,803)   (1,432)     (2,368)   (1,591)
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Net investment income         (3,745)     (4,648)       (549)     469,958    1,761,111      569,990    (1,432)     (2,368)   (1,591)
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Proceeds from mutual
  funds shares sold          642,364     836,894   1,378,843   22,487,929   37,363,431   10,374,951   124,830   1,147,452   640,372
Cost of mutual fund
  shares sold             (1,145,919) (1,708,615) (1,552,930) (22,487,929) (37,363,431) (10,374,951) (125,094) (1,310,163) (578,703)
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Realized gain (loss)
  on investments            (503,555)   (871,721)   (174,087)          --           --           --      (264)   (162,711)   61,669
Change in unrealized
  gain (loss) on
  investments                121,769     334,530     203,778           --           --           --  (135,708)    127,801    28,959
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Net gain (loss) on
  investments               (381,786)   (537,191)     29,691           --           --           --  (135,972)    (34,910)   90,628
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Reinvested capital gains          --          --          --           --           --           --        --          --        --
                         -----------  ----------  ----------  -----------  -----------  -----------  --------  ----------  --------
Net increase (decrease)
  in contract owners'
  equity resulting
  from operations        $  (385,531)   (541,839)     29,142      469,958    1,761,111      569,990  (137,404)    (37,278)   89,037
                         ===========  ==========  ==========  ===========  ===========  ===========  ========  ==========  ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       GVITSMCAPVAL                        GVITSMCOMP                           GVITTOTRT
                                       ------------                        ----------                           ---------
                              2002         2001        2000       2002        2001         2000        2002       2001       2000
                              ----         ----        ----       ----        ----         ----        ----       ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends      $        --           --         --         --       11,384        1,182      6,234        789        853
Mortality and expense
  risk charges (note 3)       (13,051)     (12,129)    (1,608)   (17,292)     (19,515)      (9,560)    (3,878)      (311)      (516)
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Net investment income         (13,051)     (12,129)    (1,608)   (17,292)      (8,131)      (8,378)     2,356        478        337
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Proceeds from mutual
  funds shares sold         1,113,783    2,202,113    431,815    869,868    1,635,936    2,018,487     50,508     83,566    551,683
Cost of mutual fund
  shares sold              (1,219,671)  (2,203,916)  (417,829)  (916,888)  (1,934,900)  (1,392,271)   (54,449)  (141,714)  (546,397)
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Realized gain (loss)
  on investments             (105,888)      (1,803)    13,986    (47,020)    (298,964)     626,216     (3,941)   (58,148)     5,286
Change in unrealized
  gain (loss) on
  investments              (1,136,756)   1,048,451     66,935   (375,943)     349,030     (314,178)  (124,510)    46,856      6,209
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Net gain (loss) on
  investments              (1,242,644)   1,046,648     80,921   (422,963)      50,066      312,038   (128,451)   (11,292)    11,495
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Reinvested capital gains      173,596           --         --         --           --           --         --         --         --
                          -----------   ----------   --------   --------   ----------   ----------   --------   --------   --------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $(1,082,099)   1,034,519     79,313   (440,255)      41,935      303,660   (126,095)   (10,814)    11,832
                          ===========   ==========   ========   ========   ==========   ==========   ========   ========   ========

                                    GVITWLEAD                           JPMORBAL                        JANCAPAP
                                    ---------                           --------                        --------
                             2002      2001       2000        2002        2001       2000       2002       2001    2000
                             ----      ----       ----        ----        ----       ----       ----       ----    ----
INVESTMENT ACTIVITY:
Reinvested dividends      $ 12,048      9,749      6,900       19,026     25,110     13,845      5,276     2,065     --
Mortality and expense
  risk charges (note 3)     (2,173)    (1,868)    (1,796)      (4,142)    (3,761)    (1,745)    (4,853)     (275)    --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Net investment income        9,875      7,881      5,104       14,884     21,349     12,100        423     1,790     --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Proceeds from mutual
  funds shares sold         46,997    107,599    665,054    1,401,021    691,841    288,374    575,431    73,567     --
Cost of mutual fund
  shares sold              (73,734)  (141,332)  (617,449)  (1,501,573)  (743,242)  (311,933)  (602,532)  (78,644)    --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Realized gain (loss)
  on investments           (26,737)   (33,733)    47,605     (100,552)   (51,401)   (23,559)   (27,101)   (5,077)    --
Change in unrealized
  gain (loss) on
  investments              (53,313)  (123,636)   (55,907)     (80,309)    22,336     37,587   (179,277)    1,442     --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Net gain (loss) on
  investments              (80,050)  (157,369)    (8,302)    (180,861)   (29,065)    14,028   (206,378)   (3,635)    --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Reinvested capital gains        --         --         --           --         --         --         --        --     --
                          --------   --------   --------   ----------   --------   --------   --------   -------   ----
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $(70,175)  (149,488)    (3,198)    (165,977)    (7,716)    26,128   (205,955)   (1,845)    --
                          ========   ========   ========   ==========   ========   ========   ========   =======   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       JANGLTECH                        JANINTGRO                     MGVITMULTISEC
                                       ---------                        ---------                     -------------
                             2002         2001       2000       2002      2001       2000     2002         2001       2000
                             ----         ----       ----       ----      ----       ----     ----         ----       ----
INVESTMENT ACTIVITY:
Reinvested dividends      $      --        6,978        --      4,110      3,969       --     41,450       45,482     78,228
Mortality and expense
  risk charges (note 3)      (2,081)      (2,307)     (331)    (1,860)    (1,033)     (43)    (2,680)      (3,977)    (4,318)
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Net investment income        (2,081)       4,671      (331)     2,250      2,936      (43)    38,770       41,505     73,910
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Proceeds from mutual
  funds shares sold         365,511    1,227,070    24,816    315,027    106,356      431    171,425    2,116,745    718,618
Cost of mutual fund
  shares sold              (444,122)  (1,732,518)  (30,948)  (395,555)  (154,873)    (438)  (172,611)  (2,085,671)  (715,730)
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Realized gain (loss)
  on investments            (78,611)    (505,448)   (6,132)   (80,528)   (48,517)      (7)    (1,186)      31,074      2,888
Change in unrealized
  gain (loss) on
  investments              (268,815)     145,022   (25,276)   (80,985)   (59,539)   9,370    (11,730)     (18,374)   (13,051)
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Net gain (loss) on
  investments              (347,426)    (360,426)  (31,408)  (161,513)  (108,056)   9,363    (12,916)      12,700    (10,163)
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Reinvested capital gains         --           --        --         --         --       --         --           --         --
                          ---------   ----------   -------   --------   --------    -----   --------   ----------   --------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $(349,507)    (355,755)  (31,739)  (159,263)  (105,120)   9,320     25,854       54,205     63,747
                          =========   ==========   =======   ========   ========    =====   ========   ==========   ========

                                    NWGVITSTRVAL                        NBAMTGRO                     NBAMTGUARD
                                    ------------                        --------                     ----------
                             2002       2001       2000       2002        2001      2000    2002        2001        2000
                             ----       ----       ----       ----        ----      ----    ----        ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends      $      --      2,236        511         --           --     --    13,275        5,896      4,952
Mortality and expense
  risk charges (note 3)      (1,456)    (1,159)      (338)    (1,342)      (4,342)    --    (3,009)      (2,617)    (1,253)
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Net investment income        (1,456)     1,077        173     (1,342)      (4,342)    --    10,266        3,279      3,699
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Proceeds from mutual
  funds shares sold         377,477    606,730    979,633    520,278    1,025,957     --   384,924    1,266,653    325,652
Cost of mutual fund
  shares sold              (412,848)  (632,507)  (997,731)  (666,759)  (2,285,784)    --  (401,061)  (1,287,673)  (306,647)
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Realized gain (loss)
  on investments            (35,371)   (25,777)   (18,098)  (146,481)  (1,259,827)    --   (16,137)     (21,020)    19,005
Change in unrealized
  gain (loss) on
  investments               (54,208)   (13,588)   (10,745)   (18,489)    (843,878)    --  (259,376)      20,741      3,878
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Net gain (loss) on
  investments               (89,579)   (39,365)   (28,843)  (164,970)  (2,103,705)    --  (275,513)        (279)    22,883
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Reinvested capital gains         --         --         --         --    1,683,860     --        --       84,223         --
                          ---------   --------   --------   --------   ----------   ----  --------   ----------   --------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $ (91,035)   (38,288)   (28,670)  (166,312)    (424,187)    --  (265,247)      87,223     26,582
                          =========   ========   ========   ========   ==========   ====  ========   ==========   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                        NBAMTLMAT                    NBAMTMCGR                          NBAMTPART
                                        ---------                    ---------                          ---------
                              2002        2001     2000    2002        2001        2000       2002        2001        2000
                              ----        ----     ----    ----        ----        ----       ----        ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends      $   308,420    245,355     --        --           --         --     31,660       28,260      6,994
Mortality and expense
  risk charges (note 3)       (11,336)    (6,622)    --    (2,146)      (2,889)    (2,434)   (10,626)     (11,197)    (2,153)
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Net investment income         297,084    238,733     --    (2,146)      (2,889)    (2,434)    21,034       17,063      4,841
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Proceeds from mutual
  funds shares sold         5,291,996    187,383     --   364,197      729,961    501,362    448,727    1,328,436    578,158
Cost of mutual fund
  shares sold              (5,365,450)  (196,071)    --  (441,360)  (1,055,836)  (298,044)  (476,306)  (1,473,189)  (640,843)
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Realized gain (loss)
  on investments              (73,454)    (8,688)    --   (77,163)    (325,875)   203,318    (27,579)    (144,753)   (62,685)
Change in unrealized
  gain (loss) on
  investments                 (89,501)  (138,767)    --  (128,312)      47,593    (30,929)  (745,546)    (279,308)   (83,881)
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Net gain (loss) on
  investments                (162,955)  (147,455)    --  (205,475)    (278,282)   172,389   (773,125)    (424,061)  (146,566)
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Reinvested capital gains           --         --     --        --           --        442         --      268,466    148,730
                          -----------   --------   ----   -------   ----------   --------   --------   ----------   --------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $   134,129     91,278     --  (207,621)    (281,171)   170,397   (752,091)    (138,532)     7,005
                          ===========   ========   ====   =======   ==========   ========   ========   ==========   ========

                                        OPPAGGGRO                              OPPBDFD                       OPPCAPAP
                                        ---------                              -------                       --------
                             2002         2001          2000         2002       2001     2000      2002        2001          2000
                             ----         ----          ----         ----       ----     ----      ----        ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends     $    45,031       88,470           --      100,767     22,657     --      60,196       53,051        4,074
Mortality and expense
  risk charges (note 3)      (10,225)     (16,335)      (8,493)      (2,424)      (758)    --     (16,905)     (13,203)      (5,584)
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Net investment income         34,806       72,135       (8,493)      98,343     21,899     --      43,291       39,848       (1,510)
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Proceeds from mutual
  funds shares sold        1,555,668    2,077,830    2,470,167    1,028,091    133,973     --     999,232      806,324    1,109,805
Cost of mutual fund
  shares sold             (2,777,916)  (3,815,190)  (1,619,692)  (1,020,564)  (143,889)    --  (1,499,703)    (789,335)    (890,549)
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Realized gain (loss)
  on investments          (1,222,248)  (1,737,360)     850,475        7,527     (9,916)    --    (500,471)      16,989      219,256
Change in unrealized
  gain (loss) on
  investments               (190,577)  (3,180,445)    (113,083)     (70,736)    (2,663)    --  (1,990,603)  (1,219,257)    (171,481)
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Net gain (loss) on
  investments             (1,412,825)  (4,917,805)     737,392      (63,209)   (12,579)    --  (2,491,074)  (1,202,268)      47,775
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Reinvested capital gains          --    1,380,419      176,333           --         --     --          --      796,090      217,412
                         -----------   ----------   ----------   ----------   --------   ----  ----------   ----------    ---------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations             $(1,378,019)  (3,465,251)     905,232       35,134      9,320     --  (2,447,783)    (366,330)     263,677
                         ===========   ==========   ==========   ==========   ========   ====  ==========   ==========    =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                         OPPGLSEC                    OPPMSGRINC                       OPPMULTSTR
                                         --------                    ----------                       ----------
                              2002         2001      2000    2002       2001       2000       2002       2001     2000
                              ----         ----      ----    ----       ----       ----       ----       ----     ----
INVESTMENT ACTIVITY:
Reinvested dividends      $     8,020       29,567     --     3,014      2,748      1,596     23,786     31,645     --
Mortality and expense
  risk charges (note 3)        (2,891)      (3,271)    --      (950)    (1,056)      (885)    (1,272)    (1,632)    --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Net investment income           5,129       26,296     --     2,064      1,692        711     22,514     30,013     --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Proceeds from mutual
  funds shares sold         1,232,019    2,574,877     --   113,244    376,496    894,334    366,759    248,906     --
Cost of mutual fund
  shares sold              (1,391,074)  (3,247,372)    --  (110,466)  (435,596)  (886,462)  (369,722)  (262,987)    --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Realized gain (loss)
  on investments             (159,055)    (672,495)    --     2,778    (59,100)     7,872     (2,963)   (14,081)    --
Change in unrealized
  gain (loss) on
  investments                  37,075     (157,428)    --   (44,959)    32,345    (30,566)   (84,488)   (13,447)    --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Net gain (loss) on
  investments                (121,980)    (829,923)    --   (42,181)   (26,755)   (22,694)   (87,451)   (27,528)    --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Reinvested capital gains           --      548,160     --        --         --     21,075      9,872     42,267     --
                          -----------   ----------   ----  --------   --------   --------   --------   --------   ----
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $  (116,851)    (255,467)    --   (40,117)   (25,063)      (908)   (55,065)    44,752     --
                          ===========   ==========   ====  ========   ========   ========   ========   ========   ====

                                     SGVITMDCPGR                           STOPP2                   STDISC2
                                     -----------                           ------                   -------
                             2002       2001       2000         2002        2001      2000    2002     2001  2000
                             ----       ----       ----         ----        ----      ----    ----     ----  ----
INVESTMENT ACTIVITY:
Reinvested dividends      $      --         --         --           --        1,085     --        --     --    --
Mortality and expense
  risk charges (note 3)      (1,553)    (2,660)    (2,281)     (12,804)      (9,571)    --      (108)    --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Net investment income        (1,553)    (2,660)    (2,281)     (12,804)      (8,486)    --      (108)    --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Proceeds from mutual
  funds shares sold         445,813    636,397    675,957      715,866    1,313,551     --   184,614     --    --
Cost of mutual fund
  shares sold              (616,860)  (962,730)  (577,983)    (901,553)  (1,282,417)    --  (178,290)    --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Realized gain (loss)
  on investments           (171,047)  (326,333)    97,974     (185,687)      31,134     --     6,324     --    --
Change in unrealized
  gain (loss) on
  investments               (30,276)   140,248   (104,528)  (1,169,624)     (75,746)    --    (4,206)    --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Net gain (loss) on
  investments              (201,323)  (186,085)    (6,554)  (1,355,311)     (44,612)    --     2,118     --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Reinvested capital gains         --         --         --           --           --     --        --     --    --
                          ---------   --------   --------   ----------   ----------   ----  --------   ----  ----
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $(202,876)  (188,745)    (8,835)  (1,368,115)     (53,098)    --     2,010     --    --
                          =========   ========   ========   ==========   ==========   ====  ========   ====  ====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                      STINTSTK2                   DRYSRGRO                        VEWRLDEMKT
                                      ---------                   --------                        ----------
                             2002       2001     2000    2002       2001       2000       2002       2001        2000
                             ----       ----     ----    ----       ----       ----       ----       ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends      $   5,600         --     --        31         35         65       715           --         --
Mortality and expense
  risk charges (note 3)        (442)       (62)    --      (821)      (556)      (700)     (793)      (1,259)    (1,117)
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Net investment income         5,158        (62)    --      (790)      (521)      (635)      (78)      (1,259)    (1,117)
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Proceeds from mutual
  funds shares sold         164,750    156,906     --   155,820    485,561    595,231    81,014      941,138    240,058
Cost of mutual fund
  shares sold              (161,160)  (168,816)    --  (184,443)  (549,509)  (577,853)  (74,765)  (1,246,937)  (163,081)
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Realized gain (loss) on
  investments                 3,590    (11,910)    --   (28,623)   (63,948)    17,378     6,249     (305,799)    76,977
Change in unrealized
  gain (loss) on
  investments               (29,341)    (1,083)    --   (44,305)    26,584        670    21,157      301,375   (140,409)
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Net gain (loss) on
  investments               (25,751)   (12,993)    --   (72,928)   (37,364)    18,048    27,406       (4,424)   (63,432)
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Reinvested capital gains         --        396     --        --         --         --        --           --         --
                          ---------   --------   ----  --------   --------   --------  --------   ----------   --------
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $ (20,593)   (12,659)    --   (73,718)   (37,885)    17,413    27,328       (5,683)   (64,549)
                          =========   ========   ====  ========   ========   ========  ========   ==========   ========

                                     VEWRLDHAS                         VKEMMKT                    VKMIDCAPG
                                     ---------                         -------                    ---------
                             2002       2001       2000       2002      2001      2000       2002     2001   2000
                             ----       ----       ----       ----      ----      ----       ----     ----   ----
INVESTMENT ACTIVITY:
Reinvested dividends      $   1,265      6,474      3,614        --         --        --         --       --     --
Mortality and expense
  risk charges (note 3)        (238)    (1,168)      (786)     (264)    (1,113)     (476)      (842)      (6)    --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Net investment income         1,027      5,306      2,828      (264)    (1,113)     (476)      (842)      (6)    --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Proceeds from mutual
  funds shares sold         104,449    256,958    163,672    15,098    343,517    87,491    390,498    2,711     --
Cost of mutual fund
  shares sold              (109,878)  (223,577)  (151,128)  (14,769)  (333,805)  (90,248)  (401,136)  (2,980)    --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Realized gain (loss)
  on investments             (5,429)    33,381     12,544       329      9,712    (2,757)   (10,638)    (269)    --
Change in unrealized
  gain (loss) on
  investments                14,151    (52,566)    11,597   (12,612)    18,371    31,192    (77,960)   1,021     --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Net gain (loss) on
  investments                 8,722    (19,185)    24,141   (12,283)    28,083    28,435    (88,598)     752     --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Reinvested capital gains         --         --         --        --         --        --         --       --     --
                          ---------   --------   --------   -------   --------   -------   --------   ------   ----
Net increase (decrease)
  in contract owners'
  equity resulting from
  operations              $   9,749    (13,879)    26,969   (12,547)    26,970    27,959    (89,440)     746     --
                          =========   ========   ========   =======   ========   =======   ========   ======   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       VKUSRealEst
                                       -----------
                               2002        2001       2000
                               ----        ----       ----
INVESTMENT ACTIVITY:
  Reinvested dividends      $      --         --     22,511
  Mortality and expense
   risk charges (note 3)       (3,649)    (2,179)      (822)
                            ---------     ------     ------
   Net investment income       (3,649)    (2,179)    21,689
                            ---------     ------     ------
  Proceeds from mutual
   funds shares sold          405,049    328,910    633,505
  Cost of mutual fund
   shares sold               (383,439)  (330,878)  (623,288)
                            ---------    -------    -------
   Realized gain (loss)
    on investments             21,610     (1,968)    10,217
  Change in unrealized
   gain (loss) on
   investments                159,543    122,673     15,670
                            ---------    -------     ------
   Net gain (loss) on
    investments               181,153    120,705     25,887
                            ---------    -------     ------
  Reinvested capital gains         --         --         --
                            ---------     ------     ------
   Net increase (decrease)
    in contract owners'
    equity resulting from
    operations              $ 177,504    118,526     47,576
                            =========    =======     ======

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                TOTAL                                ACVPBal                     ACVPCapAp
                             -----------------------------------------    --------------------------   ---------------------------
                                  2002           2001           2000        2002       2001     2000     2002       2001      2000
                                  ----           ----           ----        ----       ----     ----     ----       ----      ----
INVESTMENT ACTIVITY:
 Net investment income ....  $  3,520,752      4,015,956     1,474,281     15,674     13,361     --     (1,349)     (1,403)    --
 Realized gain (loss)
  on investments ..........   (16,523,581)   (15,194,080)    4,288,849     (5,238)   (11,846)    --    (45,347)   (261,507)    --
 Change in unrealized
  gain (loss) on
  investments .............   (15,128,886)   (11,520,480)   (6,001,647)   (52,290)   (11,397)    --    (40,133)   (149,985)    --
 Reinvested capital gains .       812,410      8,499,040     2,666,845         --     16,886     --         --     357,574     --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations ........   (27,319,305)   (14,199,564)    2,428,328    (41,854)     7,004     --    (86,829)    (55,321)    --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners .........    46,945,496     71,919,580    52,864,932    162,076    201,050     --     80,337     468,893     --
 Transfer from Nationwide
  Variable Life
  Separate Account-A
  (note 1) ................            --    116,421,610            --         --    343,713     --         --     494,188     --
 Transfers between funds ..            --             --            --   (116,868)  (114,118)    --     26,668     218,058     --
 Surrenders ...............   (38,580,433)    (5,209,323)           --         --         --     --         --          --     --
 Death benefits ...........      (437,664)      (198,395)           --     (2,540)        --     --         --          --     --
 Policy loans (net of
  repayments) (note 4) ....            --      1,109,900            --         --         --     --         --          --     --
 Deductions for surrender
  charges .................            --             --            --         --         --     --         --          --     --
 Redemptions to pay cost
  of insurance charges and
  administration charges
  (notes 2b and 2c) .......    (4,912,726)    (4,162,117)   (1,891,295)    (8,393)    (5,691)    --    (10,019)     (8,906)    --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
   Net equity transactions      3,014,673    179,881,255    50,973,637     34,275    424,954     --     96,986   1,172,233     --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........   (24,304,632)   165,681,691    53,401,965     (7,579)   431,958     --     10,157   1,116,912     --
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......   408,763,705    237,376,916   122,181,811    592,107         --     --    788,824          --     --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
CONTRACT OWNERS'
 EQUITY END OF PERIOD .....  $384,459,073    403,058,607   175,583,776    584,528    431,958     --    798,981   1,116,912     --
                             ============    ===========   ===========   ========   ========    ===    =======   =========    ===

CHANGES IN UNITS:
 Beginning units ..........    38,088,234     20,181,570     9,922,749     60,611         --     --     71,775          --     --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
 Units purchased ..........    18,493,837     19,819,328     5,827,133     69,936     43,274     --     65,983      85,085     --
 Units redeemed ...........   (18,539,450)    (3,514,127)   (1,917,138)   (66,802)        --     --    (59,147)         --     --
                             ------------    -----------   -----------    -------   --------    ---    -------   ---------    ---
 Ending units .............    38,042,621     36,486,771    13,832,744     63,745     43,274     --     78,611      85,085     --
                             ============    ===========   ===========   ========   ========    ===    =======   =========    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                      ACVPINCGR                              ACVPINT                            ACVPVAL
                                      ---------                              -------                            -------
                           2002         2001         2000        2002         2001         2000        2002       2001       2000
                           ----         ----         ----        ----         ----         ----        ----       ----       ----
INVESTMENT ACTIVITY:
 Net investment
   income ..........  $    55,358       43,432       22,972       98,888      (11,410)     (3,328)     55,969      75,785      (364)
 Realized gain
  (loss) on
   investments .....     (130,908)    (650,130)     198,621   (1,499,096)    (377,979)    364,676      44,120     133,968    29,181
 Change in
  unrealized
  gain (loss)
  on investments ...     (924,627)     392,274     (565,992)     407,241   (3,506,169)   (757,285)   (972,487)    110,024   (22,743)
 Reinvested capital
  gains ............           --           --           --           --    1,241,326      70,841     453,115          --     1,532
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations .   (1,000,177)    (214,424)    (344,399)    (992,967)  (2,654,232)   (325,096)   (419,283)    319,777     7,606
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ..    3,211,218    3,363,493    3,557,239    2,624,825    1,334,425   1,741,572     405,935     294,186   148,591
 Transfer from
  Nationwide
  Variable Life
  Separate Account-A
   (note 1) ........           --      856,675           --           --    3,778,678          --          --   2,205,842        --
 Transfers between
  funds ............     (393,879)  (3,569,017)  (1,453,508)    (671,482)   3,794,959   1,479,670   1,890,551   2,665,197   230,127
 Surrenders ........           --      (65,786)          --   (1,026,805)     (30,241)         --          --          --        --
 Death benefits ....      (11,790)      (1,962)          --      (11,216)      (7,854)         --      (3,416)     (6,765)       --
 Policy loans (net
  of repayments)
  (note 4) .........           --           --           --           --           --          --          --          --        --
 Deductions for
  surrender charges            --           --           --           --           --          --          --          --        --
 Redemptions to pay
  cost of insurance
  charges and
  administration
  charges
  (notes 2b and 2c)       (72,638)     (87,550)     (49,682)    (201,903)    (128,574)    (62,679)   (112,857)    (74,899)   (6,558)
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
   Net equity
    transactions ...    2,732,911      495,853    2,054,049      713,419    8,741,393   3,158,563   2,180,213   5,083,561   372,160
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
NET CHANGE IN
 CONTRACT
 OWNERS' EQUITY ....    1,732,734      281,429    1,709,650     (279,548)   6,087,161   2,833,467   1,760,930   5,403,338   379,766
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD .........    6,935,798    6,689,757    5,781,146   20,629,904    9,311,473   3,233,319   7,381,419   1,102,641   315,811
                      -----------   ----------    ---------   ----------   ----------   ---------   ---------   ---------   -------
CONTRACT OWNERS'
 EQUITY END OF
 PERIOD ............  $ 8,668,532    6,971,186    7,490,796   20,350,356   15,398,634   6,066,786   9,142,349   6,505,979   695,577
                      ===========   ==========   ==========   ==========   ==========   =========   =========   =========   =======
CHANGES IN UNITS:
 Beginning units ...      690,257      609,285      475,870    2,210,557      703,839     202,543     602,664     101,219    34,114
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
 Units purchased ...      380,190      281,688      290,122      570,987      761,969     206,181     526,079     465,030    45,558
 Units redeemed ....     (101,800)    (231,030)    (129,275)    (496,225)      (5,041)     (3,700)   (352,765)     (8,080)   (1,250)
                      -----------   ----------   ----------   ----------   ----------   ---------   ---------   ---------   -------
 Ending units ......      968,647      659,943      636,717    2,285,319    1,460,767     405,024     775,978     558,169    78,422
                      ===========   ==========   ==========   ==========   ==========   =========   =========   =========   =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                     ComGVITVal                        CSGPVen                           CSIntEq
                                     ----------                        -------                           -------
                           2002         2001      2000       2002        2001       2000        2002        2001        2000
                           ----         ----      ----       ----        ----       ----        ----        ----        ----
INVESTMENT ACTIVITY:
 Net investment
  income ...........    $  1,278        33,759        393     (1,110)     (1,909)    (1,647)      (691)       (548)       (806)
 Realized gain
  (loss) on
  investments ......     (36,428)      (13,848)     6,667    (61,662)   (496,644)   115,273      4,395    (131,081)     64,118
 Change in
  unrealized
  gain (loss)
  on investments ...     (12,450)     (267,346)    (1,906)   (21,997)    244,399    (76,795)    (7,489)     72,932    (123,101)
 Reinvested
  capital gains ....          --            --         --         --          --         --         --          --          --
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations .     (47,600)     (247,435)     5,154    (84,769)   (254,154)    36,831     (3,785)    (58,697)    (59,789)
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ..      11,003            --     66,654     19,222     189,681    279,421      7,087     100,541      97,287
 Transfer from
  Nationwide
  Variable Life
  Separate Account-A
  (note 1) .........          --            --         --         --     213,808         --         --     164,306          --
 Transfers
  between funds ....     (56,194)   13,567,882    163,007     93,520    (439,978)    15,094     (4,742)    (79,745)   (104,011)
 Surrenders ........          --            --         --         --          --         --         --     (67,369)         --
 Death benefits ....      (1,019)         (866)        --     (1,005)        (98)        --       (825)       (826)         --
 Policy loans
  (net of
  repayments)
  (note 4) .........          --            --         --         --          --         --         --     (87,288)         --
 Deductions for
  surrender charges           --            --         --         --          --         --         --          --          --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b and 2c)      (4,909)       (5,646)    (2,523)    (6,896)    (12,225)   (12,233)    (5,138)     (8,647)     (2,633)
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
   Net equity
    transactions ...     (51,119)   13,561,370    227,138    104,841     (48,812)   282,282     (3,618)     20,972      (9,357)
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY ............     (98,719)   13,313,935    232,292     20,072    (302,966)   319,113     (7,403)    (37,725)    (69,146)
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD .........     334,947       252,226     53,898    511,568   1,091,514    649,809    181,445     301,208     433,536
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
CONTRACT OWNERS'
 EQUITY END
 OF PERIOD .........    $236,228    13,566,161    286,190    531,640     788,548    968,922    174,042     263,483     364,390
                        ========    ==========    =======    =======   =========    =======    =======    ========    ========
CHANGES IN UNITS:
 Beginning units ...      34,435        22,688      4,316     60,385      91,578     44,018     23,360      30,020      31,892
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
 Units purchased ...         884     1,319,542     18,451     43,817       2,980     18,322     84,127       7,277       7,388
 Units redeemed ....      (6,972)       (2,227)      (199)   (31,139)    (78,813)   (39,420)   (84,716)     (5,996)     (9,848)
                        --------    ----------    -------    -------   ---------    -------    -------    --------    --------
 Ending units ......      28,347     1,340,003     22,568     73,063      15,745     22,920     22,771      31,301      29,432
                        ========    ==========    =======    =======   =========    =======    =======    ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       CSLCapV                              CSSmCapGr                         DryMidCapIx
                                       -------                              ---------                         -----------
                            2002        2001        2000         2002          2001     2000        2002         2001         2000
                            ----        ----        ----         ----          ----     ----        ----         ----         ----
INVESTMENT ACTIVITY:
 Net investment
  income ............    $   (385)       (710)       (632)      (10,422)      (6,778)     --         (612)       2,338        1,237
 Realized gain
 (loss) on
 investments ........        (737)      6,378     (67,883)   (1,172,989)      (2,103)     --       33,607        1,267        8,927
 Change in
  unrealized
  gain (loss)
  on investments ....     (22,312)    (27,065)     32,445      (291,537)     (25,391)     --     (111,556)      47,388       52,473
 Reinvested
  capital gains .....          --          --          --            --           --      --        4,521           --           --
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations ..     (23,434)    (21,397)    (36,070)   (1,474,948)     (34,272)     --      (74,040)      50,993       62,637
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ...      30,208      24,995     179,755       200,124      292,480      --       65,618      527,896      300,741
 Transfer from
  Nationwide
  Variable Life
   Separate Account-A
   (note 1) .........          --          --          --            --    3,919,803      --           --      539,155           --
 Transfers between
  funds .............     152,724     (79,020)   (285,090)      538,087    1,338,292      --       77,903     (213,229)      91,564
 Surrenders .........          --     (14,457)         --    (3,264,517)          --      --           --           --           --
 Death benefits .....        (172)         --          --            --           --      --           --           --           --
 Policy loans (net
  of repayments)
  (note 4) ..........          --          --          --            --           --      --           --           --           --
 Deductions for
  surrender charges .          --          --          --            --           --      --           --           --           --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b and 2c) .      (1,964)     (5,378)     (8,151)      (68,227)     (47,813)     --      (15,583)     (19,494)      (5,366)
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
   Net equity
    transactions ....     180,796     (73,860)   (113,486)   (2,594,533)   5,502,762      --      127,938      834,328      386,939
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY .............     157,362     (95,257)   (149,556)   (4,069,481)   5,468,490      --       53,898      885,321      449,576

CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD ..........     104,706     280,512     384,325     5,613,872           --      --    1,253,498    1,172,206      588,358
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
CONTRACT OWNERS'
 EQUITY END OF
 PERIOD .............    $262,068     185,255     234,769     1,544,391    5,468,490      --    1,307,396    2,057,527    1,037,934
                         ========     =======    ========    ==========    =========     ===    =========    =========    =========

CHANGES IN UNITS:
 Beginning units ....       9,126      24,581      36,533       623,977           --      --       93,948       86,361       49,740
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
 Units purchased ....      16,403      66,193      26,894       463,196      595,992      --       38,781       94,144       32,293
 Units redeemed .....        (190)     (8,318)       (784)     (867,684)      (6,655)     --      (30,966)     (29,607)        (787)
                         --------     -------    --------    ----------    ---------     ---    ---------    ---------    ---------
 Ending units .......      25,339      82,456      62,643       219,489      589,337      --      101,763      150,898       81,246
                         ========     =======    ========    ==========    =========     ===    =========    =========    =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                               DryEuroEq                              DryStkIx                                  DryVIFApp
                               ---------                              --------                                  ---------
                       2002       2001        2000        2002          2001         2000          2002           2001        2000
                       ----       ----        ----        ----          ----         ----          ----           ----        ----
INVESTMENT
ACTIVITY:
 Net investment
  income .........   $  (143)      (213)      (158)      184,129       172,237      107,224       (26,165)      (18,931)     (3,815)
 Realized gain
  (loss) on
  investments ....      (907)   (73,980)    29,390    (5,177,932)   (2,304,727)   1,506,770    (1,606,619)      (29,258)     29,849
 Change in
  unrealized
  gain (loss)
  on investments .    (3,315)       (15)    (7,222)   (1,934,024)     (840,067)  (1,862,189)      186,545      (501,710)     67,617
 Reinvested
  capital gains ..        --         --        134            --         9,824       38,195            --            --          --
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
 Net increase
  (decrease) in
  contract owners'
  equity resulting
  from operations     (4,365)   (74,208)    22,144    (6,927,827)   (2,962,733)    (210,000)   (1,446,239)     (549,899)     93,651
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------

EQUITY
TRANSACTIONS:
 Purchase payments
  received from
  contract owners        207    162,000     63,923     6,891,875     8,926,721   12,136,138       403,849       715,104     859,619
 Transfer from
  Nationwide
  Variable Life
 Separate
  Account-A
  (note 1) .......        --         --         --            --    15,017,570           --            --    10,751,709          --
 Transfers between
  funds ..........    94,982    (87,837)  (351,073)   (2,177,864)  (17,110,298)  (4,221,481)    2,422,393       319,574      63,348
 Surrenders ......        --         --         --    (6,553,337)     (320,976)          --    (8,235,722)      (40,685)         --
 Death benefits ..        --         --         --       (57,675)      (35,218)          --        (2,880)         (955)         --
 Policy loans (net
  of repayments)
  (note 4) .......        --         --         --            --      (300,482)          --            --            --          --
 Deductions for
  surrender
  charges ........        --         --         --            --            --           --            --            --          --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b
  and 2c) ........      (651)      (787)    (1,331)     (592,339)     (676,445)    (485,641)     (171,503)     (135,944)    (33,049)
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
   Net equity
    transactions .    94,538     73,376   (288,481)   (2,489,340)    5,500,872    7,429,016    (5,583,863)   11,608,803     889,918
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY ..........    90,173       (832)  (266,337)   (9,417,167)    2,538,139    7,219,016    (7,030,102)   11,058,904     983,569
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD .......     3,321        832    294,707    48,873,124    47,161,588   31,914,985    14,713,743     3,144,908   1,467,751
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
CONTRACT OWNERS'
 EQUITY END
 OF PERIOD .......   $93,494         --     28,370    39,455,957    49,699,727   39,134,001     7,683,641    14,203,812   2,451,320
                     =======    =======   ========    ==========   ===========   ==========    ==========    ==========   =========

CHANGES IN UNITS:
 Beginning units .       368         66     22,815     4,709,891     3,995,395    2,442,329     1,344,510       259,664     119,919
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
 Units purchased .    10,995     13,083      5,362     2,119,647     1,181,415      988,784       834,407     1,023,630      78,114
 Units redeemed ..       (76)   (13,149)   (26,029)   (2,399,423)     (673,290)    (410,908)   (1,410,454)      (29,750)     (2,801)
                     -------    -------   --------    ----------   -----------   ----------    ----------    ----------   ---------
 Ending units ....    11,287         --      2,148     4,430,115     4,503,520    3,020,205       768,463     1,253,544     195,232
                     =======    =======   ========    ==========   ===========   ==========    ==========    ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       DryVIFGrInc                    FGVITHiInc                               FedQualBd
                                       -----------                    ----------                               ---------
                            2002          2001      2000       2002          2001       2000          2002        2001       2000
                            ----          ----      ----       ----          ----       ----          ----        ----       ----
INVESTMENT ACTIVITY:
 Net investment
  income ............    $      675         683      --        55,796       91,427      61,290       42,430      6,099         (81)
 Realized gain
  (loss) on
  investments .......       (10,887)     (8,872)     --       (69,413)     (32,671)    (10,417)      10,053      3,435        (652)
 Change in
  unrealized
  gain (loss)
  on investments ....      (102,866)     10,433      --        55,345      (60,939)    (54,383)     (27,543)      (343)     13,574
 Reinvested
  capital gains .....            --       9,105      --            --           --           2       16,725        688          --
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations ..      (113,078)     11,349      --        41,728       (2,183)     (3,508)      41,665      9,879      12,841
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ...        13,701     138,418      --       348,588       17,018     144,234       14,888     16,666      72,878
 Transfer from
  Nationwide
  Variable Life
  Separate
  Account-A (note 1)             --     875,283      --            --           --          --           --         --          --
 Transfers
  between funds .....       219,932     166,023      --    (1,427,595)   1,115,771   1,160,037    1,373,390     52,792     362,876
 Surrenders .........       (66,079)   (139,333)     --            --           --          --      (43,659)        --          --
 Death benefits .....            --          --      --            --           --          --       (3,607)        --          --
 Policy loans
  (net of repayments)
  (note 4) ..........            --    (171,256)     --            --           --          --           --         --          --
 Deductions for
  surrender charges .            --          --      --            --           --          --           --         --          --
 Redemptions to pay
  cost of insurance
  charges and
  administration
  charges
  (notes 2b and 2c) .       (11,870)    (17,461)     --       (30,603)     (43,702)    (25,677)     (21,392)    (8,215)     (1,361)
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
    Net equity
     transactions ...       155,684     851,674      --    (1,109,610)   1,089,087   1,278,594    1,319,620     61,243     434,393
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY .............        42,606     863,023      --    (1,067,882)   1,086,904   1,275,086    1,361,285     71,122     447,234
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD ..........       642,582          --      --     1,980,341    1,419,982     172,149    1,021,878    254,086          --
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
CONTRACT OWNERS'
 EQUITY END OF
 PERIOD .............    $  685,188     863,023      --       912,459    2,506,886   1,447,235    2,383,163    325,208     447,234
                         ==========     =======     ===    ==========    =========   =========    =========    =======     =======

CHANGES IN UNITS:
 Beginning units ....        67,090          --      --       202,186      150,482      16,667       87,721     23,465          --
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
 Units purchased ....       111,558      86,158      --        34,753      110,928     128,417      169,477      6,236      44,321
 Units redeemed .....       (94,225)     (1,353)     --      (143,321)      (1,010)     (2,551)     (57,558)      (682)       (177)
                         ----------     -------     ---    ----------    ---------   ---------    ---------    -------     -------
 Ending units .......        84,423      84,805      --        93,618      260,400     142,533      199,640     29,019      44,144
                         ==========     =======     ===    ==========    =========   =========    =========    =======     =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                      FidVIPEI                          FidVIPEIS                               FidVIPGr
                                      --------                          ---------                               --------
                           2002          2001     2000       2002         2001         2000         2002           2001      2000
                           ----          ----     ----       ----         ----         ----         ----           ----      ----
INVESTMENT ACTIVITY:
 Net investment
  income ...........    $   3,981       (3,437)    --       53,675       50,174        8,015         5,364        (8,792)     --
 Realized gain
  (loss) on
  investments ......       (3,347)     131,296     --      (64,489)     (14,175)    (107,074)      (94,759)        9,693      --
 Change in
  unrealized
  gain (loss)
  on investments ...      (42,288)     (22,154)    --     (409,591)    (250,449)    (105,224)   (1,209,523)        1,807      --
 Reinvested
  capital gains ....        6,307           --     --       89,393      169,378       42,410            --            --      --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
  Net increase
   (decrease) in
   contract
   owners' equity
   resulting
   from operations .      (35,347)     105,705     --     (331,012)     (45,072)    (161,873)   (1,298,918)        2,708      --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
Equity transactions:
 Purchase payments
  received from
  contract owners ..       13,023      (26,384)    --       72,614      366,131      390,145       116,662       126,696      --
 Transfer from
  Nationwide
  Variable Life
  Separate
  Account-A (note 1)           --    2,324,957     --           --           --           --            --     2,990,597      --
 Transfers
  between funds ....       38,049      226,775     --    2,271,905      964,685      497,899       (13,352)    3,195,820      --
 Surrenders ........     (126,494)    (196,492)    --           --           --           --       (50,123)           --      --
 Death benefits ....           --           --     --       (2,187)        (191)          --            --            --      --
 Policy loans
  (net of
  repayments)
  (note 4) .........           --     (240,716)    --           --           --           --            --            --      --
 Deductions for
  surrender charges            --           --     --           --           --           --            --            --      --
 Redemptions to pay
  cost of insurance
  charges and
  administration
  charges
  (notes 2b and 2c)        (5,172)     (17,476)    --      (55,711)     (39,254)     (18,082)      (67,084)      (67,144)     --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
    Net equity
     transactions ..      (80,594)   2,070,664     --    2,286,621    1,291,371      869,962       (13,897)    6,245,969      --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY ............     (115,941)   2,176,369     --    1,955,609    1,246,299      708,089    (1,312,815)    6,248,677      --
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD .........      483,850           --     --    3,727,351    2,536,200    1,703,236     6,691,639            --      --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
CONTRACT OWNERS'
 EQUITY END OF
  PERIOD ...........    $ 367,909    2,176,369     --    5,682,960    3,782,499    2,411,325     5,378,824     6,248,677      --
                        =========    =========    ===    =========    =========    =========    ==========     =========     ===

CHANGES IN UNITS:
 Beginning units ...       50,510           --     --      348,625      224,240      162,451       782,177            --      --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
 Units purchased ...       34,727      391,191     --      225,088      125,419       76,296       803,702       665,368      --
 Units redeemed ....      (44,296)    (173,729)    --       (6,049)     (11,224)      (1,760)     (807,386)       (1,082)     --
                        ---------    ---------    ---    ---------    ---------    ---------    ----------     ---------     ---
 Ending units ......       40,941      217,462     --      567,664      338,435      236,987       778,493       664,286      --
                        =========    =========    ===    =========    =========    =========    ==========     =========     ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       FidVIPGrS                               FidVIPHI                        FidVIPHIS
                                       ---------                               --------                        ---------
                           2002          2001          2000         2002        2001      2000      2002         2001         2000
                           ----          ----          ----         ----        ----      ----      ----         ----         ----
INVESTMENT
ACTIVITY:
 Net investment
  income ...........  $    (2,265)      (31,554)      (13,247)    215,976       (2,127)    --      151,888      476,944     124,981
 Realized gain
  (loss) on
  investments ......     (963,781)   (1,961,472)      286,500    (393,824)     (25,683)    --      (32,733)    (923,662)    (56,187)
 Change in
  unrealized
  gain (loss)
  on investments ...   (2,882,038)   (2,001,784)     (780,706)     52,205     (187,312)    --     (261,294)     281,090    (179,408)
 Reinvested
  capital gains ....           --     1,482,587     1,140,977          --           --     --           --           --          --
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
  Net increase
   (decrease) in
   contract owners'
   equity
   resulting
   from operations .   (3,848,084)   (2,512,223)      633,524    (125,643)    (215,122)    --     (142,139)    (165,628)   (110,614)
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------

Equity transactions:
 Purchase payments
  received from
  contract owners ..    4,081,119     4,171,646     4,586,646         586        9,272     --      334,225      395,194     780,810
 Transfer from
  Nationwide
  Variable Life
  Separate
   Account-A
   (note 1) ........           --            --            --          --    1,301,973     --           --           --          --
 Transfers
  between funds ....     (310,452)   (4,597,465)    7,291,805     496,564      351,612     --    1,460,293     (806,736)    192,927
 Surrenders ........           --            --            --    (991,840)          --     --           --      (59,607)         --
 Death benefits ....      (16,042)       (3,184)           --          --           --     --       (1,298)        (891)         --
 Policy loans
  (net of
  repayments)
  (note 4) .........           --            --            --          --           --     --           --           --          --
 Deductions for
  surrender charges            --            --            --          --           --     --           --           --          --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b and 2c)      (160,544)     (209,087)     (121,060)    (21,639)     (13,300)    --      (38,232)     (45,740)    (36,085)
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
    Net equity
     transactions ..    3,594,081      (638,090)   11,757,391    (516,329)   1,649,557     --    1,754,988     (517,780)    937,652
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
Net change in
 contract owners'
 equity ............     (254,003)   (3,150,313)   12,390,915    (641,972)   1,434,435     --    1,612,849     (683,408)    827,038
Contract owners'
 equity beginning
 of period .........   16,332,678    23,891,303     9,943,032   2,188,535           --     --    1,085,506    1,992,607   1,334,832
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
Contract owners'
 equity end of
 period ............  $16,078,675    20,740,990    22,333,947   1,546,563    1,434,435     --    2,698,355    1,309,199   2,161,870
                      ===========    ==========    ==========   =========    =========    ===    =========    =========   =========


CHANGES IN UNITS:
 Beginning units ...    1,545,524     1,796,938       653,283     248,600           --     --      165,596      266,741     137,733
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
 Units purchased ...      425,559       131,488       766,428     203,433      177,047     --      271,304        8,552     101,330
 Units redeemed ....      (74,563)     (180,574)       (8,073)   (268,213)     (22,383)    --       (6,048)     (86,062)     (3,907)
                      -----------    ----------    ----------   ---------    ---------    ---    ---------    ---------   ---------
 Ending units ......    1,896,520     1,747,852     1,411,638     183,820      154,664     --      430,852      189,231     235,156
                      ===========    ==========    ==========   =========    =========    ===    =========    =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                       FidVIPOv                           FidVIPOvS                               FidVIPAM
                                       --------                           ---------                               --------
                             2002          2001      2000        2002        2001          2000         2002         2001      2000
                             ----          ----      ----        ----        ----          ----         ----         ----      ----
INVESTMENT ACTIVITY:
 Net investment
  income ............   $    12,975       (3,811)      --       17,980      157,761       16,923       333,165      (13,147)    --
 Realized gain
 (loss) on
 investments ........      (538,305)      (4,931)      --      (95,426)    (560,313)     101,344      (807,098)     (71,675)    --
 Change in
  unrealized gain
  (loss)
  on investments ....       347,140     (154,481)      --       (5,632)    (392,401)    (413,884)     (400,916)      (6,976)    --
 Reinvested
  capital gains .....            --           --       --           --      264,927      144,214            --           --     --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations ..      (178,190)    (163,223)      --      (83,078)    (530,026)    (151,403)     (874,849)     (91,798)    --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ...        92,463       93,262       --      705,735    1,182,455      898,398       127,183      404,912     --
 Transfer from
  Nationwide
  Variable Life
  Separate
  Account-A (note 1)             --    2,867,080       --           --           --           --            --    7,508,670     --
 Transfers
  between funds .....       897,279      491,153       --      108,990      717,825    1,433,517     1,630,988    1,815,502     --
 Surrenders .........    (2,201,276)     (57,969)      --           --      (36,473)          --    (5,457,384)          --     --
 Death benefits .....        (4,541)          --       --         (373)      (5,916)          --            --           --     --
 Policy loans
  (net of
  repayments)
  (note 4) ..........            --      (71,279)      --           --           --           --            --           --     --
 Deductions for
  surrender charges .            --           --       --           --           --           --            --           --     --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b and 2c) .       (32,212)     (30,139)      --      (78,801)     (75,251)     (49,900)     (100,881)     (81,013)    --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
    Net equity
     transactions ...    (1,248,287)   3,292,108       --      735,551    1,782,640    2,282,015    (3,800,094)   9,648,071     --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY .............    (1,426,477)   3,128,885       --      652,473    1,252,614    2,130,612    (4,674,943)   9,556,273     --
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD ..........     2,595,559           --       --    3,375,169    3,414,605    1,592,636     9,040,490           --     --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
CONTRACT OWNERS'
 EQUITY END OF
 PERIOD .............   $ 1,169,082    3,128,885       --    4,027,642    4,667,219    3,723,248     4,365,547    9,556,273     --
                        ===========    =========      ===    =========    =========    =========    ==========    =========    ===

CHANGES IN UNITS:
 Beginning units ....       329,072           --       --      396,195      314,294      118,048       930,387           --     --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
 Units purchased ....       244,530      353,079       --       98,976      194,247      176,895       732,904      980,730     --
 Units redeemed .....      (421,473)        (619)      --       (9,293)     (22,268)      (3,743)   (1,172,678)      (4,637)    --
                        -----------    ---------      ---    ---------    ---------    ---------    ----------    ---------    ---
 Ending units .......       152,129      352,460       --      485,878      486,273      291,200       490,613      976,093     --
                        ===========    =========      ===    =========    =========    =========    ==========    =========    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                         FidVIPCon                        FidVIPConS                            FidVIPGrOp
                                         ---------                        ----------                            ----------
                             2002         2001      2000       2002         2001         2000          2002         2001       2000
                             ----         ----      ----       ----         ----         ----          ----         ----       ----
INVESTMENT ACTIVITY:
 Net investment
  income ............   $    6,541       (1,817)     --       31,127       24,568         4,630        8,549       (1,322)      --
 Realized gain
  (loss) on
  investments .......       (9,139)       4,148      --     (140,852)    (349,589)       87,214      (28,002)     (84,496)      --
 Change in
  unrealized
  gain (loss)
  on investments ....       (8,576)      (9,036)     --       54,686     (407,927)     (697,874)     (87,962)     (14,279)      --
 Reinvested
  capital gains .....           --           --      --           --      142,864       500,421           --           --       --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
  Net increase
   (decrease) in
   contract owners'
   equity resulting
   from operations ..      (11,174)      (6,705)     --      (55,039)    (590,084)     (105,609)    (107,415)    (100,097)      --
                         ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
EQUITY TRANSACTIONS:
 Purchase payments
  received from
  contract owners ...        1,787      144,663      --    1,113,112    1,253,241     1,828,246          782       62,198       --
 Transfer from
  Nationwide
  Variable Life
  Separate Account-A
  (note 1) ..........           --    1,343,784      --           --           --            --           --      480,327       --
 Transfers
  between funds .....      (36,265)    (272,498)     --     (442,023)    (679,631)      740,175      (60,611)     916,547       --
 Surrenders .........     (205,371)          --      --           --     (100,150)           --      (59,855)    (174,839)      --
 Death benefits .....           --           --      --       (1,255)      (6,373)           --           --           --       --
 Policy loans
  (net of
  repayments)
  (note 4) ..........           --           --      --           --           --            --           --     (218,509)      --
 Deductions for
  surrender charges .           --           --      --           --           --            --           --           --       --
 Redemptions to
  pay cost of
  insurance
  charges and
  administration
  charges
  (notes 2b and 2c) .      (19,051)     (18,712)     --     (116,889)    (122,423)      (84,486)     (10,791)     (16,933)      --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
    Net equity
     transactions ...     (258,900)   1,197,237      --      552,945      344,664     2,483,935     (130,475)   1,048,791       --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
NET CHANGE IN
 CONTRACT OWNERS'
 EQUITY .............     (270,074)   1,190,532      --      497,906     (245,420)    2,378,326     (237,890)     948,694       --
CONTRACT OWNERS'
 EQUITY BEGINNING
 OF PERIOD ..........    1,281,193           --      --    5,528,483    5,693,504     3,365,677      916,034           --       --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
CONTRACT OWNERS'
 EQUITY END OF
 PERIOD .............   $1,011,119    1,190,532      --    6,026,389    5,448,084     5,744,003      678,144      948,694       --
                        ==========    =========     ===    =========    =========     =========     ========    =========      ===

CHANGES IN UNITS:
 Beginning units ....      141,885           --      --      486,210      437,066       240,062      103,589           --       --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
 Units purchased ....       96,450      150,209      --       97,549       69,608       182,615      138,086      100,627       --
 Units redeemed .....     (125,449)     (22,007)     --      (48,228)     (41,041)       (6,522)    (153,314)        (200)      --
                        ----------    ---------     ---    ---------    ---------     ---------     --------    ---------      ---
 Ending units .......      112,886      128,202      --      535,531      465,633       416,155       88,361      100,427       --
                        ==========    =========     ===    =========    =========     =========     ========    =========      ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                             FIDVIPGROPS                     GVITEMMRKTS                   GVITGVTBD
                                  ---------------------------------      ------------------     ---------------------------------
                                      2002       2001       2000         2002    2001  2000      2002        2001        2000
                                  -----------  ---------  ---------      ----    ----  ----     ---------  ----------  ----------
INVESTMENT ACTIVITY:
 Net investment income .......    $     7,051      1,834     26,461        --     --    --      1,188,826     725,194     458,297
 Realized gain (loss)
   on investments ............       (145,901)  (444,732)  (138,174)       68     --    --        109,317     255,461    (144,635)
 Change in unrealized gain
   (loss) on investments .....        (14,445)   147,736   (156,127)       --     --    --        753,613    (598,031)    315,272
 Reinvested capital gains ....             --         --    164,127        --     --    --         58,881          --          --
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------
   Net increase (decrease)
    in contract owners' equity
    resulting from operations.       (153,295)  (295,162)  (103,713)       68     --    --      2,110,637     382,624     628,934
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------

EQUITY TRANSACTIONS:
 Purchase payments received
   from contract owners ......         26,973    603,226    735,424     4,270     --    --      5,836,794   2,025,236   2,466,468
 Transfer from Nationwide
   Variable Life Separate
   Account-A (note 1) ........             --         --         --        --     --    --             --   4,230,129          --
 Transfers between funds .....       (886,590)  (139,469)  (859,895)   (4,331)    --    --     (9,289,081) 13,063,331  (1,383,495)
 Surrenders ..................             --         --         --        --     --    --             --          --          --
 Death benefits ..............        (22,530)   (24,776)        --        --     --    --        (88,172)    (48,091)         --
 Policy loans (net of
   repayments)(note 4) .......             --         --         --        --     --    --             --          --          --
 Deductions for surrender
   charges ...................             --         --         --        --     --    --             --          --          --
 Redemptions to pay cost of
   insurance charges and
   administration charges
   (notes 2b and 2c) .........        (23,824)   (41,795)   (39,760)       (7)    --    --       (612,283)   (322,326)   (138,943)
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------
    Net equity transactions ..       (905,971)   397,186   (164,231)      (68)    --    --     (4,152,742) 18,948,279     944,030
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................     (1,059,266)   102,024   (267,944)       --     --     --     (2,042,105) 19,330,903   1,572,964
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD .........      2,035,794  2,230,878  2,478,202        --     --    --     63,083,226  15,368,546  14,808,767
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------
CONTRACT OWNERS' EQUITY END OF
 PERIOD ......................    $   976,528  2,332,902  2,210,258        --     --    --     61,041,121  34,699,449  16,381,731
                                  ===========  =========  =========       ===     ==    ==     ==========  ==========  ==========

CHANGES IN UNITS:
 Beginning units .............        248,120    231,706    212,333        --     --    --      5,107,172   1,340,109   1,460,462
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------
 Units purchased .............          3,562     80,873     63,182       487     --    --      1,446,027   1,614,069     236,371
 Units redeemed ..............       (114,126)   (46,438)   (78,469)     (487)    --    --     (1,824,572)     (5,227)   (142,354)
                                  -----------  ---------  ---------       ---     --    --     ----------  ----------  ----------
 Ending units ................        137,556    266,141    197,046        --     --    --      4,728,627   2,948,951   1,554,479
                                  ===========  =========  =========       ===     ==    ==     ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                         GVITGROWTH                          GVITMYMKT                       GVITSMCAPGR
                              --------------------------------  ------------------------------------ ------------------------------
                                 2002       2001       2000       2002          2001         2000      2002      2001        2000
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
INVESTMENT ACTIVITY:
 Net investment income .......$   (3,745)    (4,648)      (549)    469,958    1,761,111      569,990   (1,432)    (2,368)    (1,591)
 Realized gain (loss) on
  investments ................  (503,555)  (871,721)  (174,087)         --           --           --     (264)  (162,711)    61,669
 Change in unrealized gain
  (loss) on investments ......   121,769    334,530    203,778          --           --           -- (135,708)   127,801     28,959
 Reinvested capital gains ....        --         --         --          --           --           --       --         --         --
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations.  (385,531)  (541,839)    29,142     469,958    1,761,111      569,990 (137,404)   (37,278)    89,037
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .......   223,215    876,655    923,374  14,460,535   33,301,210   12,819,440    2,626     40,746      9,361
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) .........        --    493,585         --          --   21,745,483           --       --         --         --
 Transfers between funds .....   290,550   (483,122)  (515,085)   (603,235) (29,459,835)   7,152,625  747,507    351,476    347,100
 Surrenders ..................  (533,155)   (69,524)        --  (4,262,445)  (3,179,021)          --       --         --         --
 Death benefits ..............    (1,205)      (936)        --     (59,915)      (8,242)          --     (455)        --         --
 Policy loans (net of
  repayments)(note 4) ........        --         --         --          --    2,856,200           --       --         --         --
 Deductions for surrender
  charges ....................        --         --         --          --           --           --       --         --         --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........   (38,178)   (42,463)   (40,132) (1,108,043)    (662,404)    (286,491)  (7,147)   (12,207)    (9,138)
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
    Net equity transactions ..   (58,773)   774,195    368,157   8,426,897   24,593,391    5,380,324  742,531    380,015    347,323
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................  (444,304)   232,356    397,299   8,896,855   26,354,502    5,950,314  605,127    342,737    436,360
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......... 2,364,565  2,144,000  2,109,851  90,634,539   67,044,763   18,757,568  232,453  2,352,355  2,649,638
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ...................$1,920,261  2,376,356  2,507,150  99,531,394   93,399,265   24,707,882  837,580  2,695,092  3,085,998
                              ==========  =========  =========  ==========   ==========   ========== ========  =========  =========

CHANGES IN UNITS:
 Beginning units .............   388,409    252,079    181,521   7,739,335    5,904,882    1,748,236   15,332    137,119    129,320
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
 Units purchased .............   182,039    104,732     81,798   3,563,582    3,264,265    1,182,337   57,750     57,140     14,935
 Units redeemed ..............  (189,504)      (985)   (48,807) (2,834,486)  (1,115,788)    (688,883)  (4,360)   (28,539)      (477)
                              ----------  ---------  ---------  ----------   ----------   ---------- --------  ---------  ---------
 Ending units ................   380,944    355,826    214,512   8,468,431    8,053,359    2,241,690   68,722    165,720    143,778
                              ==========  =========  =========  ==========   ==========   ========== ========  =========  =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                          GVITSMCAPVAL                       GVITSMCOMP                       GVITTOTRT
                               ---------------------------------  --------------------------------  ----------------------------
                                   2002        2001      2000       2002        2001       2000       2002      2001      2000
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
INVESTMENT ACTIVITY:
 Net investment income ....... $   (13,051)   (12,129)    (1,608)   (17,292)     (8,131)    (8,378)     2,356      478       337
 Realized gain (loss) on
  investments ................    (105,888)    (1,803)    13,986    (47,020)   (298,964)   626,216     (3,941) (58,148)    5,286
 Change in unrealized gain
  (loss) on investments ......  (1,136,756) 1,048,451     66,935   (375,943)    349,030   (314,178)  (124,510)  46,856     6,209
 Reinvested capital gains ....     173,596         --         --         --          --         --         --       --        --
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
  Net increase (decrease) in
   contract owners' equity
   resulting from operations .  (1,082,099) 1,034,519     79,313   (440,255)     41,935    303,660   (126,095) (10,814)   11,832
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .......     358,396    665,431    353,002    408,932     576,248    818,252     62,134   22,197   176,200
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) .........          --  4,217,017         --         --   1,864,063         --         --   14,525        --
 Transfers between funds .....     552,456    353,767    686,918   (328,597)  3,123,194    868,465     84,617   42,551  (139,539)
 Surrenders ..................          --         --         --         --     (74,076)        --         --       --        --
 Death benefits ..............      (3,018)    (6,301)        --    (22,115)    (16,545)        --       (104)      --        --
 Policy loans (net of
   repayments) (note 4) ......          --         --         --         --          --         --         --       --        --
 Deductions for surrender
  charges ....................          --         --         --         --          --         --         --       --        --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........    (106,463)   (87,670)   (17,157)  (144,250)   (151,534)   (77,897)   (28,943) (16,389)   (5,312)
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
   Net equity transactions ...     801,371  5,142,244  1,022,763    (86,030)  5,321,350  1,608,820    117,704   62,884    31,349
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................    (280,728) 6,176,763  1,102,076   (526,285)  5,363,285  1,912,480     (8,391)  52,070    43,181
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD .........   7,765,624  2,460,363    177,662  9,756,252   5,855,898  2,633,502  1,903,761  193,417   142,327
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ................... $ 7,484,896  8,637,126  1,279,738  9,229,967  11,219,183  4,545,982  1,895,370  245,487   185,508
                               ===========  =========  =========  =========  ==========  =========  =========  =======   =======

CHANGES IN UNITS:
 Beginning units .............     501,921    203,318     16,261    744,925     415,566    202,708    205,773   18,361    13,172
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
 Units purchased .............     287,387    345,467     90,902    182,627     409,955    129,033     15,812   10,421    17,138
 Units redeemed ..............    (237,677)    (2,995)    (1,437)  (190,314)    (16,856)    (5,961)    (3,283)  (3,431)  (13,667)
                               -----------  ---------  ---------  ---------  ----------  ---------  ---------  -------   -------
 Ending units ................     551,631    545,790    105,726    737,238     808,665    325,780    218,302   25,351    16,643
                               ===========  =========  =========  =========  ==========  =========  =========  =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                          GVITWLEAD                             JPMORBAL                       JANCAPAP
                               ---------------------------------     ------------------------------    -------------------------
                                   2002        2001       2000          2002       2001      2000        2002       2001    2000
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----   ----
INVESTMENT ACTIVITY:
 Net investment income ....... $     9,875      7,881      5,104        14,884     21,349    12,100          423    1,790    --
 Realized gain (loss) on
  investments ................     (26,737)   (33,733)    47,605      (100,552)   (51,401)  (23,559)     (27,101)  (5,077)   --
 Change in unrealized gain
  (loss) on investments ......     (53,313)  (123,636)   (55,907)      (80,309)    22,336    37,587     (179,277)   1,442    --
 Reinvested capital gains ....          --         --         --            --         --        --           --       --    --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
  Net increase (decrease) in
   contract owners' equity
   resulting from operations .     (70,175)  (149,488)    (3,198)     (165,977)    (7,716)   26,128     (205,955)  (1,845)   --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .......       5,298     82,332     70,664       118,569    419,083   374,066       12,873  138,014    --
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) .........          --         --         --            --         --        --           --   27,837    --
 Transfers between funds .....     (28,973)   (67,159)  (311,599)      282,493    600,431  (160,139)     116,368  153,012    --
 Surrenders ..................          --         --         --    (1,235,895)   (20,346)       --           --       --    --
 Death benefits ..............         (73)        --         --        (1,571)      (838)       --           --       --    --
 Policy loans (net of
  repayments) (note 4) .......          --         --         --            --         --        --           --       --    --
 Deductions for surrender
  charges ....................          --         --         --            --         --        --           --       --    --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........     (11,114)   (11,130)   (13,443)      (33,150)   (28,515)  (17,478)     (81,568)  (1,353)   --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
   Net equity transactions ...     (34,862)     4,043   (254,378)     (869,554)   969,815   196,449       47,673  317,510    --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................    (105,037)  (145,445)  (257,576)   (1,035,531)   962,099   222,577     (158,282) 315,665    --
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD .........   1,185,387  1,027,816  1,110,965     2,593,362  1,329,834   750,005    2,679,960       --    --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
CONTRACT OWNERS' EQUITY END
 OF PERIOD ................... $ 1,080,350    882,371    853,389     1,557,831  2,291,933   972,582    2,521,678  315,665    --
                               ===========  =========  =========     =========  =========   =======    =========    =====    ==

CHANGES IN UNITS:
 Beginning units .............     132,145     92,654     87,461       270,829    133,237    74,582      419,473       --    --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
 Units purchased .............     124,371      6,924      6,302        65,069    101,245    39,904       87,966   44,960    --
 Units redeemed ..............    (129,357)    (6,563)   (26,016)     (157,898)      (531)  (20,111)     (82,221)    (349)   --
                               -----------  ---------  ---------     ---------  ---------   -------    ---------    -----    --
 Ending units ................     127,159     93,015     67,747       178,000    233,951    94,375      425,218   44,611    --
                               ===========  =========  =========     =========  =========   =======    =========    =====    ==

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                           JANGLTECH                       JANINTGRO                      MGVITMULTISEC
                                 ------------------------------  ----------------------------   ---------------------------------
                                    2002        2001     2000      2002       2001     2000       2002         2001        2000
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
 Net investment income ........  $   (2,081)     4,671     (331)     2,250     2,936      (43)     38,770      41,505      73,910
 Realized gain (loss) on
  investments .................     (78,611)  (505,448)  (6,132)   (80,528)  (48,517)      (7)     (1,186)     31,074       2,888
 Change in unrealized gain
  (loss) on investments .......    (268,815)   145,022  (25,276)   (80,985)  (59,539)   9,370     (11,730)    (18,374)    (13,051)
 Reinvested capital gains .....          --         --       --         --        --       --          --          --          --
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations .   (349,507)  (355,755) (31,739)  (159,263) (105,120)   9,320      25,854      54,205      63,747
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners ........      91,483    585,507  138,667    117,370   126,706    2,096      97,054     109,395     441,440
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) ..........          --    134,095       --         --    21,704       --          --          --          --
 Transfers between funds ......     595,085   (425,353) 216,727    (28,603)  257,721  238,417    (102,759) (1,933,662)  1,672,692
 Surrenders ...................          --    (19,130)      --         --        --       --          --          --          --
 Death benefits ...............          --         --       --         --        --       --        (537)       (782)         --
 Policy loans (net of
  repayments) (note 4) ........          --         --       --         --        --       --          --          --          --
 Deductions for surrender
  charges .....................          --         --       --         --        --       --          --          --          --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ...........     (12,331)   (13,867)  (2,798)   (21,152)  (12,961)  (3,093)    (18,582)    (38,241)    (42,821)
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
    Net equity transactions ...     674,237    261,252  352,596     67,615   393,170  237,420     (24,824) (1,863,290)  2,071,311
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY .......................     324,730    (94,503) 320,857    (91,648)  288,050  246,740       1,030  (1,809,085)  2,135,058
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ..........     603,970  1,222,654       --  1,211,805   444,948       --   1,456,593   3,341,656     434,557
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ....................  $  928,700  1,128,151  320,857  1,120,157   732,998  246,740   1,457,623   1,532,571   2,569,615
                                 ==========  =========  =======  =========   =======  =======   =========   =========   =========

CHANGES IN UNITS:
 Beginning units ..............     147,511    186,433       --    192,654    53,925       --     131,899     314,131      42,991
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
 Units purchased ..............     227,838    120,356   33,007     87,873    51,832   24,391      20,592         474     209,777
 Units redeemed ...............     (52,265)   (74,030)    (245)   (77,568)     (356)     (39)    (22,950)   (171,350)     (4,223)
                                 ----------  ---------  -------  ---------   -------  -------   ---------   ---------   ---------
 Ending units .................     323,084    232,759   32,762    202,959   105,401   24,352     129,541     143,255     248,545
                                 ==========  =========  =======  =========   =======  =======   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                          NWGVITSTRVAL                         NBAMTGRO                     NBAMTGUARD
                               ----------------------------------     -------------------------  ---------------------------------
                                  2002          2001       2000        2002       2001     2000    2002        2001         2000
                               ----------     -------     -------     -------   ---------  ----  ---------   ---------     -------
INVESTMENT ACTIVITY:
 Net investment income ....... $   (1,456)      1,077         173      (1,342)     (4,342)   --     10,266       3,279       3,699
 Realized gain (loss) on
  investments ................    (35,371)    (25,777)    (18,098)   (146,481) (1,259,827)   --    (16,137)    (21,020)     19,005
 Change in unrealized gain
  (loss) on investments ......    (54,208)    (13,588)    (10,745)    (18,489)   (843,878)   --   (259,376)     20,741       3,878
 Reinvested capital gains ....         --          --          --          --   1,683,860    --         --      84,223          --
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------
  Net increase (decrease) in
   contract owners' equity
   resulting from operations .    (91,035)    (38,288)    (28,670)   (166,312)   (424,187)   --   (265,247)     87,223      26,582
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .......      3,522     100,247     110,849      80,253     458,314    --    167,105     322,771     388,331
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) .........         --          --          --          --   3,453,400    --         --       1,335          --
 Transfers between funds .....   (232,329)    471,444    (665,620)   (256,128)    190,197    --   (242,335)    610,983    (244,558)
 Surrenders ..................         --          --          --          --          --    --         --          --          --
 Death benefits ..............         --          --          --          --          --    --     (1,632)         --          --
 Policy loans (net of
  repayments) (note 4) .......         --          --          --          --          --    --         --          --          --
 Deductions for surrender
  charges ....................         --          --          --          --          --    --         --          --          --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........     (8,904)     (6,177)     (5,043)    (16,410)    (27,018)   --    (20,381)    (16,831)     (8,312)
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------
   Net equity transactions ...   (237,711)    565,514    (559,814)   (192,285)  4,074,893    --    (97,243)    918,258     135,461
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................   (328,746)    527,226    (588,484)   (358,597)  3,650,706    --   (362,490)  1,005,481     162,043
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD .........    795,490         273     700,700     944,392          --    --  2,355,689   1,234,432     824,401
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------
CONTRACT OWNERS' EQUITY END OF
 PERIOD ...................... $  466,744     527,499     112,216     585,795   3,650,706    --  1,993,199   2,239,913     986,444
                               ==========     =======     =======     =======   =========    ==  =========   =========     =======

CHANGES IN UNITS:
 Beginning units .............     87,806          29      79,877     124,202          --    --    220,317     113,427      76,442
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------
 Units purchased .............        399      91,097      12,390     125,476     411,097    --     15,479     171,055      35,999
 Units redeemed ..............    (27,678)    (34,652)    (79,283)   (153,696)       (399)   --    (25,697)    (81,798)    (24,194)
                               ----------     -------     -------     -------   ---------    --  ---------   ---------     -------
 Ending units ................     60,527      56,474      12,984      95,982     410,698    --    210,099     202,684      88,247
                               ==========     =======     =======     =======   =========    ==  =========   =========     =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                          NBAMTLMAT                      NBAMTMCGR                            NBAMTPART
                               ----------------------------- ---------------------------------    ---------------------------------
                                   2002       2001      2000    2002         2001       2000         2002         2001       2000
                               -----------  ---------   ---- ---------    ---------  ---------    ---------    ---------  ---------
INVESTMENT ACTIVITY:
 Net investment income ....... $   297,084    238,733     --    (2,146)      (2,889)    (2,434)      21,034       17,063      4,841
 Realized gain (loss) on
  investments ................     (73,454)    (8,688)    --   (77,163)    (325,875)   203,318      (27,579)    (144,753)   (62,685)
 Change in unrealized gain
  (loss) on investments ......     (89,501)  (138,767)    --  (128,312)      47,593    (30,929)    (745,546)    (279,308)   (83,881)
 Reinvested capital gains ....          --         --     --        --           --        442           --      268,466    148,730
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------
  Net increase (decrease) in
   contract owners' equity
   resulting from operations .     134,129     91,278     --  (207,621)    (281,171)   170,397     (752,091)    (138,532)     7,005
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .......     416,146    416,526     --    52,719      375,009    485,372      585,965      781,907    485,420
 Transfer from Nationwide
  Variable Life Separate
  Account-A (note 1) .........          --  3,631,299     --        --           --         --           --    4,056,255         --
 Transfers between funds .....     735,945    931,796     --   338,355     (467,773)   144,271      400,692      547,430   (256,948)
 Surrenders ..................  (3,822,753)        --     --        --           --         --      (13,721)      (7,757)        --
 Death benefits ..............     (25,067)        --     --    (2,492)      (2,113)        --      (24,429)        (865)        --
 Policy loans (net of
  repayments) (note 4) .......          --         --     --        --           --         --           --           --         --
 Deductions for surrender
  charges ....................          --         --     --        --           --         --           --           --         --
 Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........     (76,639)   (47,974)    --   (15,411)     (22,606)   (21,037)     (70,977)     (69,652)   (20,295)
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------
   Net equity transactions ...  (2,772,368) 4,931,647     --   373,171     (117,483)   608,606      877,530    5,307,318    208,177
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------

NET CHANGE IN CONTRACT OWNERS'
 EQUITY ......................  (2,638,239) 5,022,925     --   165,550     (398,654)   779,003      125,439    5,168,786    215,182
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD .........   6,466,631         --     --   966,603    1,760,578    749,388    6,618,175    2,006,073  1,039,111
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ................... $ 3,828,392  5,022,925     -- 1,132,153    1,361,924  1,528,391    6,743,614    7,174,859  1,254,293
                               ===========  =========     == =========    =========  =========    =========    =========  =========

CHANGES IN UNITS:
 Beginning units .............     599,545         --     --    80,698      110,315     43,280      682,432      200,302    104,066
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------
 Units purchased .............     620,668    498,319     --    36,285       12,418     36,259      597,040      529,511     51,039
 Units redeemed ..............    (872,329)   (15,279)    --    (2,641)     (24,007)    (1,125)    (509,927)      (7,375)   (28,550)
                               -----------  ---------     -- ---------    ---------  ---------    ---------    ---------  ---------
 Ending units ................     347,884    483,040     --   114,342       98,726     78,414      769,545      722,438    126,555
                               ===========  =========     == =========    =========  =========    =========    =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                               OPPAGGGRO                                   OPPBDFD
                                              -----------------------------------------    ------------------------------------
                                                  2002           2001           2000           2002           2001      2000
                                              -----------    -----------    -----------    -----------    -----------  --------
INVESTMENT ACTIVITY:

  Net investment income ...................   $    34,806         72,135         (8,493)        98,343         21,899        --
  Realized gain (loss) on investments .....    (1,222,248)    (1,737,360)       850,475          7,527         (9,916)       --
  Change in unrealized gain (loss)
    on investments ........................      (190,577)    (3,180,445)      (113,083)       (70,736)        (2,663)       --
  Reinvested capital gains ................            --      1,380,419        176,333             --             --        --
                                              -----------    -----------    -----------    -----------    -----------    ------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     1,378,019)    (3,465,251)       905,232         35,134          9,320        --
                                              -----------    -----------    -----------    -----------    -----------    ------

EQUITY TRANSACTIONS:

  Purchase payments received from
     contract owners ......................       538,819      1,157,535      1,224,175        237,251        142,731        --
  Transfer from Nationwide Variable Life
     Separate Account-A (note 1) ..........            --              3             --             --        556,785        --
  Transfers between funds .................      (825,384)     7,873,381         20,658       (621,291)       352,358        --
  Surrenders ..............................            --             --             --        (93,561)      (123,934)       --
  Death benefits ..........................       (14,182)        (3,997)            --             --             --        --
  Policy loans (net of repayments) (note 4)            --             --             --             --       (148,802)       --
  Deductions for surrender charges ........            --             --             --             --             --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................       (72,234)      (115,033)       (52,161)       (24,113)       (11,605)       --
                                              -----------    -----------    -----------    -----------    -----------    ------
       Net equity transactions ............      (372,981)     8,911,889      1,192,672       (501,714)       767,533        --
                                              -----------    -----------    -----------    -----------    -----------    ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,751,000)     5,446,638      2,097,904       (466,580)       776,853        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     8,196,634      6,852,272      3,891,683      2,058,107             --        --
                                              -----------    -----------    -----------    -----------    -----------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 6,445,634     12,298,910      5,989,587      1,591,527        776,853        --
                                              ===========    ===========    ===========    ===========    ===========    ======


CHANGES IN UNITS:

  Beginning units .........................       782,585        445,302        222,462        193,237             --        --
                                              -----------    -----------    -----------    -----------    -----------    ------
  Units purchased .........................        55,241        652,672         84,988        113,400         74,571        --
  Units redeemed ..........................       (93,363)        (1,628)       (23,691)      (160,603)          (119)       --
                                              -----------    -----------    -----------    -----------    -----------    ------
  Ending units ............................       744,463      1,096,346        283,759        146,034         74,452        --
                                              ===========    ===========    ===========    ===========    ===========    ======

                                                           OPPCAPAP
                                                ------------------------------------
                                                    2002           2001           2000
                                             -----------    -----------    -----------
INVESTMENT ACTIVITY:

 Net investment income ...................        43,291         39,848         (1,510)
 Realized gain (loss) on investments .....      (500,471)        16,989        219,256
 Change in unrealized gain (loss)
    on investments .......................    (1,990,603)    (1,219,257)      (171,481)
 Reinvested capital gains ................            --        796,090        217,412
                                             -----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .........    (2,447,783)      (366,330)       263,677
                                             -----------    -----------    -----------

EQUITY TRANSACTIONS:

 Purchase payments received from
    contract owners ......................       937,502      1,427,277      1,282,006
 Transfer from Nationwide Variable Life
 Separate Account-A (note 1) .............            --      3,177,029             --
 Transfers between funds .................       380,558      1,370,051        372,467
 Surrenders ..............................      (140,635)            --             --
 Death benefits ..........................        (9,796)        (2,181)            --
 Policy loans (net of repayments) (note 4)            --             --             --
 Deductions for surrender charges ........            --             --             --
 Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ....................      (121,834)      (110,514)       (19,415)
                                             -----------    -----------    -----------
        Net equity transactions ..........     1,045,795      5,861,662      1,635,058
                                             -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    (1,401,988)     5,495,332      1,898,735
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    11,870,320      5,835,252      2,825,533
                                             -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....    10,468,332     11,330,584      4,724,268
                                             ===========    ===========    ===========

CHANGES IN UNITS:

 Beginning units .........................       938,153        407,726        196,059
                                             -----------    -----------    -----------
 Units purchased .........................       313,625        418,930        108,172
 Units redeemed ..........................      (224,252)        (1,291)        (2,321)
                                             -----------    -----------    -----------
 Ending units ............................     1,027,526        825,365        301,910
                                             ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                 OPPGLSEC                                 OPPMSGRINC
                                                --------------------------------------     -------------------------------------
                                                    2002         2001          2000           2002          2001           2000
                                                ----------    ----------     ---------     --------      ---------     ----------

INVESTMENT ACTIVITY:

   Net investment income ...................   $     5,129        26,296            --        2,064         1,692           711
   Realized gain (loss) on investments .....      (159,055)     (672,495)           --        2,778       (59,100)        7,872
   Change in unrealized gain (loss)
     on investments ........................        37,075      (157,428)           --      (44,959)       32,345       (30,566)
   Reinvested capital gains ................            --       548,160            --           --            --        21,075
                                                  --------      --------         -----       -------       -------         ----
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...........      (116,851)     (255,467)           --      (40,117)      (25,063)         (908)
                                                  --------      --------         -----       -------       -------          ----

EQUITY TRANSACTIONS:

   Purchase payments received from
     contract owners .......................        75,586       360,353            --       58,683       124,618       188,694
   Transfer from Nationwide Variable Life
     Separate Account-A (note 1) ...........            --     1,831,578            --           --            --            --
   Transfers between funds .................      (287,639)      100,435            --      (15,901)     (130,612)     (193,593)
   Surrenders ..............................      (106,947)           --            --           --            --            --
   Death benefits ..........................            --            --            --       (1,245)       (1,053)           --
   Policy loans (net of repayments) (note 4)            --            --            --           --            --            --
   Deductions for surrender charges ........            --            --            --           --            --            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................       (21,614)      (24,015)           --       (7,089)       (9,755)       (9,570)
                                                   -------       -------         ------      ------        ------        ------
       Net equity transactions .............      (340,614)    2,268,351            --       34,448       (16,802)      (14,469)
                                                  --------     ---------         ------      ------       -------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......      (457,465)    2,012,884            --       (5,669)      (41,865)      (15,377)
CONTRACT OWNERS' EQUITY BEGINNING
OF PERIOD ..................................     2,166,494            --            --      508,403       544,892       528,617
                                                 ---------     ---------         ------     -------       -------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 1,709,029     2,012,884            --      502,734       503,027       513,240
                                               ===========     =========        =======    ========       =======       =======


CHANGES IN UNITS:

   Beginning units .........................       258,325            --            --       57,708        55,343        48,784
                                                   -------     ---------        -------      ------        ------        ------
   Units purchased .........................       307,223       235,504            --        6,698         6,356        17,901
   Units redeemed ..........................      (346,068)       (5,547)           --       (2,906)       (7,268)      (19,317)
                                                  --------        ------         -------      ------        ------       -------
   Ending units ............................       219,480       229,957            --       61,500        54,431        47,368
                                                   =======       =======         ========    =======       ======        ======

                                                              OPPMULTSTR
                                                    -------------------------------
                                                    2002         2001          2000
                                                  --------     ---------      ------

INVESTMENT ACTIVITY:

   Net investment income ...................       22,514        30,013            --
   Realized gain (loss) on investments .....       (2,963)      (14,081)           --
   Change in unrealized gain (loss)
     on investments ........................      (84,488)      (13,447)           --
   Reinvested capital gains ................        9,872        42,267            --
                                                 --------     ---------         ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...........      (55,065)       44,752            --
                                                 --------     ---------         ------
EQUITY TRANSACTIONS:

   Purchase payments received from
     contract owners .......................      129,609       316,738            --
   Transfer from Nationwide Variable Life
     Separate Account-A (note 1) ...........           --       765,121            --
   Transfers between funds .................     (245,554)       (8,186)           --
   Surrenders ..............................           --            --            --
   Death benefits ..........................           --            --            --
   Policy loans (net of repayments) (note 4)           --            --            --
   Deductions for surrender charges ........           --            --            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................       (9,755)      (10,684)           --
                                                 --------     ---------         ------
       Net equity transactions .............     (125,700)    1,062,989            --
                                                 --------     ---------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (180,765)    1,107,741            --
CONTRACT OWNERS' EQUITY BEGINNING
OF PERIOD ..................................      953,339            --            --
                                                 --------     ---------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD ......      772,574     1,107,741            --
                                                 ========     =========         ======


CHANGES IN UNITS:

   Beginning units .........................       92,958            --            --
                                                 --------     ---------         ------
   Units purchased .........................       64,059       126,794            --
   Units redeemed ..........................      (75,968)      (22,192)           --
                                                 --------     ---------         ------
   Ending units ............................       81,049       104,602            --
                                                 ========     =========         ======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                             SGVITMDCPGR                                 STOPP2
                                                     --------------------------------         ----------------------------
                                                     2002          2001          2000          2002          2001     2000
                                                     ----          ----          ----          ----          ----     ----
INVESTMENT ACTIVITY:

   Net investment income ...................    $  (1,553)       (2,660)       (2,281)      (12,804)       (8,486)      --
   Realized gain (loss) on investments .....     (171,047)     (326,333)       97,974      (185,687)       31,134       --
   Change in unrealized gain (loss)
     on investments ........................      (30,276)      140,248      (104,528)   (1,169,624)      (75,746)      --
   Reinvested capital gains ................          --            --            --            --            --        --
                                                     ----          ----          ----          ----          ----      ----
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...........     (202,876)     (188,745)       (8,835)   (1,368,115)      (53,098)      --
                                                 --------      --------        ------    ----------       -------      -----

EQUITY TRANSACTIONS:

   Purchase payments received from
     contract owners .......................       15,691        69,787       537,632       460,220       742,489       --
   Transfer from Nationwide Variable Life
     Separate Account-A (note 1) ...........           --            --            --            --     7,044,683       --
   Transfers between funds .................     (165,008)      279,434      (323,543)      442,767      (677,857)      --
   Surrenders ..............................           --            --            --       (88,859)     (340,475)      --
   Death benefits ..........................         (497)         (958)           --       (23,874)           --       --
   Policy loans (net of repayments) (note 4)           --            --            --            --      (422,752)      --
   Deductions for surrender charges ........           --            --            --            --            --       --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................      (14,469)      (22,418)      (20,245)      (88,651)      (77,646)      --
                                                  -------       -------       -------       -------       -------      ----
       Net equity transactions .............     (164,283)      325,845       193,844       701,603     6,268,442       --
                                                 --------       -------       -------       -------     ---------      ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ......     (367,159)      137,100       185,009      (666,512)    6,215,344       --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................      874,814     1,159,496       932,453     8,271,620       479,817       --
                                                  -------     ---------       -------     ---------       -------      ----
CONTRACT OWNERS' EQUITY END OF PERIOD ......    $ 507,655     1,296,596     1,117,462     7,605,108     6,695,161       --
                                                  =======     =========     =========     =========     =========      ----


CHANGES IN UNITS:

   Beginning units .........................       77,229        71,051        48,159       875,255        48,820       --
                                                   ------        ------        ------       -------        ------      ----
   Units purchased .........................       54,015        37,784        25,651       629,457       663,770       --
   Units redeemed ..........................      (72,586)      (16,510)      (18,755)     (556,098)      (31,853)      --
                                                  -------       -------       -------      --------       -------      ----
   Ending units ............................       58,658        92,325        55,055       948,614       680,737       --
                                                   ======        ======        ======       =======       =======      ====


                                                          STDISC2
                                                   ------------------------
                                                  2002       2001      2000
                                                  ----       ----      ----

INVESTMENT ACTIVITY:

   Net investment income ...................      (108)        --        --
   Realized gain (loss) on investments .....     6,324         --        --
   Change in unrealized gain (loss)
     on investments ........................    (4,206)        --        --
   Reinvested capital gains ................        --         --        --
                                                  ----       ----      ----
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...........     2,010         --        --
                                                  ----       ----      ----

EQUITY TRANSACTIONS:

   Purchase payments received from
     contract owners .......................    19,252         --        --
   Transfer from Nationwide Variable Life
     Separate Account-A (note 1) ...........        --     64,554        --
   Transfers between funds .................    27,710         --        --
   Surrenders ..............................        --         --        --
   Death benefits ..........................        --         --        --
   Policy loans (net of repayments) (note 4)        --         --        --
   Deductions for surrender charges ........        --         --        --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .....................      (771)   (64,554)       --
                                                  ----       ----      ----
       Net equity transactions .............    46,191         --        --
                                                  ----       ----      ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    48,201         --        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ................................    15,151         --        --
                                                  ----       ----      ----
CONTRACT OWNERS' EQUITY END OF PERIOD ......    63,352         --        --
                                                ======      =====     ======


CHANGES IN UNITS:

   Beginning units .........................     1,313         --        --
                                                  ----       ----      ----
   Units purchased .........................    13,347         --        --
   Units redeemed ..........................    (8,712)        --        --
                                                  ----       ----      ----
   Ending units ............................     5,948         --        --
                                                ======      =====     ======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                  STINTSTK2                             DRYSRGRO
                                                ----------------------------------     ---------------------------------------
                                                   2002           2001        2000        2002           2001           2000
                                                ---------      ---------      ----     ---------      ---------      ---------
INVESTMENT ACTIVITY:

  Net investment income                         $   5,158            (62)       --          (790)          (521)          (635)
  Realized gain (loss) on investments               3,590        (11,910)       --       (28,623)       (63,948)        17,378
  Change in unrealized gain (loss)
    on investments                                (29,341)        (1,083)       --       (44,305)        26,584            670
  Reinvested capital gains                             --            396        --            --             --             --
                                                ---------      ---------      ----     ---------      ---------      ---------
  Net increase (decrease) in
      contract owners' equity
      resulting from operations                   (20,593)       (12,659)       --       (73,718)       (37,885)        17,413
                                                ---------      ---------      ----     ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                                 2,796         (1,809)       --        21,103        311,446        393,272
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1)                        --        177,910        --            --        211,705             --
  Transfers between funds                          25,770       (139,877)       --       (64,601)      (400,761)       (24,981)
  Surrenders                                           --             --        --            --             --             --
  Death benefits                                       --             --        --          (933)        (1,081)            --
  Policy loans (net of repayments) (note 4)            --             --        --            --             --             --
  Deductions for surrender charges                     --             --        --            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)                              (3,239)       (12,437)       --        (5,531)        (5,246)        (5,729)
                                                ---------      ---------      ----     ---------      ---------      ---------
      Net equity transactions                      25,327         23,787        --       (49,962)       116,063        362,562
                                                ---------      ---------      ----     ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY               4,734         11,128        --      (123,680)        78,178        379,975
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                       277,268             --        --       487,118        299,949        108,845
                                                ---------      ---------      ----     ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD           $ 282,002         11,128        --       363,438        378,127        488,820
                                                =========      =========      ====     =========      =========      =========

CHANGES IN UNITS:

  Beginning units                                  38,838             --        --        49,368         23,442          7,538
                                                ---------      ---------      ----     ---------      ---------      ---------
  Units purchased                                  41,392          1,410        --        27,477         16,513         28,526
  Units redeemed                                  (39,112)            (2)       --       (32,456)        (5,477)        (2,987)
                                                ---------      ---------      ----     ---------      ---------      ---------
  Ending units                                     41,118          1,408        --        44,389         34,478         33,077
                                                =========      =========      ====     =========      =========      =========

                                                              VEWRLDEMKT
                                                --------------------------------------
                                                    2002           2001           2000
                                                 ---------      ---------      ---------
INVESTMENT ACTIVITY:

  Net investment income                                (78)        (1,259)        (1,117)
  Realized gain (loss) on investments                6,249       (305,799)        76,977
  Change in unrealized gain (loss)
    on investments                                  21,157        301,375       (140,409)
  Reinvested capital gains                              --             --             --
                                                 ---------      ---------      ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                     27,328         (5,683)       (64,549)
                                                 ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                                 24,525        147,352        137,675
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1)                         --        256,847             --
  Transfers between funds                          (46,711)      (659,757)       118,188
  Surrenders                                            --             --             --
  Death benefits                                      (503)            --             --
  Policy loans (net of repayments) (note 4)             --             --             --
  Deductions for surrender charges                      --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)                               (5,138)        (8,531)        (9,236)
                                                 ---------      ---------      ---------
      Net equity transactions                      (27,827)      (264,089)       246,627
                                                 ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 (499)      (269,772)       182,078
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                        401,193        912,010        482,197
                                                 ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD              400,694        642,238        664,275
                                                 =========      =========      =========

CHANGES IN UNITS:

  Beginning units                                   56,168        124,869         38,228
                                                 ---------      ---------      ---------
  Units purchased                                   13,969         44,113         22,726
  Units redeemed                                   (17,544)       (80,231)          (708)
                                                 ---------      ---------      ---------
  Ending units                                      52,593         88,751         60,246
                                                 =========      =========      =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                             VEWRLDHAS                                    VKEMMKT
                                              ---------------------------------------      ---------------------------------------
                                                2002           2001           2000           2002           2001           2000
                                              ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:

  Net investment income                       $   1,027          5,306          2,828           (264)        (1,113)          (476)
  Realized gain (loss) on investments            (5,429)        33,381         12,544            329          9,712         (2,757)
  Change in unrealized gain (loss)
    on investments                               14,151        (52,566)        11,597        (12,612)        18,371         31,192
  Reinvested capital gains                           --             --             --             --             --             --
                                              ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                   9,749        (13,879)        26,969        (12,547)        26,970         27,959
                                              ---------      ---------      ---------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                              14,646         18,272         21,688                                    3,654 292
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1)                      --         52,204             --             --             --             --
  Transfers between funds                       (34,932)      (110,427)        69,448        221,509       (239,402)       457,514
  Surrenders                                         --             --             --             --             --             --
  Death benefits                                     --             --             --         (1,362)          (793)            --
  Policy loans (net of repayments) (note 4)          --             --             --             --             --             --
  Deductions for surrender charges                   --             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)                            (1,735)        (5,588)        (4,727)        (1,781)        (6,859)        (7,770)
                                              ---------      ---------      ---------      ---------      ---------      ---------
      Net equity transactions                   (22,021)       (45,539)        86,409        222,020       (246,762)       477,706
                                              ---------      ---------      ---------      ---------      ---------      ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY           (12,272)       (59,418)       113,378        209,473       (219,792)       505,665
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                     149,001        514,935        315,168         66,339        620,755         61,956
                                              ---------      ---------      ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD         $ 136,729        455,517        428,546        275,812        400,963        567,621
                                              =========      =========      =========      =========      =========      =========


CHANGES IN UNITS:

  Beginning units                                18,257         56,278         38,220          6,255         64,183          7,107
                                              ---------      ---------      ---------      ---------      ---------      ---------
  Units purchased                                 5,507         14,660         12,491         20,312             --         54,488
  Units redeemed                                 (8,411)       (19,295)          (605)          (549)       (24,536)          (342)
                                              ---------      ---------      ---------      ---------      ---------      ---------
  Ending units                                   15,353         51,643         50,106         26,018         39,647         61,253
                                              =========      =========      =========      =========      =========      =========

                                                               VKMIDCAPG
                                                ----------------------------------
                                                  2002           2001         2000
                                                ---------      ---------      ----
INVESTMENT ACTIVITY:

  Net investment income                              (842)            (6)       --
  Realized gain (loss) on investments             (10,638)          (269)       --
  Change in unrealized gain (loss)
    on investments                                (77,960)         1,021        --
  Reinvested capital gains                             --             --        --
                                                ---------      ---------      ----
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                   (89,440)           746        --
                                                ---------      ---------      ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                                27,962          9,922     3,017
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1)                        --             --        --
  Transfers between funds                         386,249         48,400        --
  Surrenders                                           --             --        --
  Death benefits                                       --             --        --
  Policy loans (net of repayments) (note 4)            --             --        --
  Deductions for surrender charges                     --             --        --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)                              (6,607)            (8)       --
                                                ---------      ---------      ----
      Net equity transactions                     389,564         51,409        --
                                                ---------      ---------      ----
NET CHANGE IN CONTRACT OWNERS' EQUITY             300,124         52,155        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                       170,441             --        --
                                                ---------      ---------      ----
CONTRACT OWNERS' EQUITY END OF PERIOD             470,565         52,155        --
                                                =========      =========      ====


CHANGES IN UNITS:

  Beginning units                                  27,935             --        --
                                                ---------      ---------      ----
  Units purchased                                  98,344          7,287        --
  Units redeemed                                  (31,546)            --        --
                                                ---------      ---------      ----
  Ending units                                     94,733          7,287        --
                                                =========      =========      ====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                   VKUSRealEst
                                                    2002             2001             2000
                                                -----------      -----------      -----------
INVESTMENT ACTIVITY:

  Net investment income                         $    (3,649)          (2,179)          21,689
  Realized gain (loss) on investments                21,610           (1,968)          10,217
  Change in unrealized gain (loss)
    on investments                                  159,543          122,673           15,670
  Reinvested capital gains                               --               --               --
                                                -----------      -----------      -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations                   177,504          118,526           47,576
                                                -----------      -----------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                                 113,953          115,869          121,105
  Transfer from Nationwide Variable Life
    Separate Account-A (note 1)                          --          414,346               --
  Transfers between funds                           598,460          752,965         (288,128)
  Surrenders                                             --          (70,683)              --
  Death benefits                                    (10,116)          (7,744)              --
  Policy loans (net of repayments) (note 4)              --          (85,216)              --
  Deductions for surrender charges                       --               --               --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)                               (28,516)         (20,262)          (6,795)
                                                -----------      -----------      -----------
      Net equity transactions                       673,781        1,099,275         (173,818)
                                                -----------      -----------      -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY               851,285        1,217,801         (126,242)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                       1,833,628          427,902          439,508
                                                -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD           $ 2,684,913        1,645,703          313,266
                                                ===========      ===========      ===========


CHANGES IN UNITS:

  Beginning units                                   152,921           39,041           51,147
                                                -----------      -----------      -----------
  Units purchased                                    67,914          100,565           13,655
  Units redeemed                                    (15,787)            (403)         (32,837)
                                                -----------      -----------      -----------
  Ending units                                      205,048          139,203           31,965
                                                ===========      ===========      ===========


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2002, 2001 AND 2000
                                   (UNAUDITED)


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of the Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

            In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit value for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

            The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

      (b)   The Contracts

            Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

            Contract owners may invest in the following:

                  Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

                        American Century VP - American Century VP Balanced Fund
                        - Class I (ACVPBal)

                        American Century VP - American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)

                        American Century VP - American Century VP Income & Growth Fund - Class I (ACVPIncGr)

                        American Century VP - American Century VP International Fund - Class I (ACVPInt)

                        *American Century VP - American Century VP Ultra Fund - Class I (ACVPUlt)

                        American Century VP - American Century VP Value Fund - Class I (ACVPVal)

                  Comstock GVIT Value Fund - Class I

                  (formerly Nationwide(R) SAT Federated Equity Income) (ComGVITVal)

                  Portfolios of the Credit Suisse Trust;

                        Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)

                        Credit Suisse Trust - International Focus Portfolio (CSIntEq)

                        Credit Suisse Trust - Large Cap Value Portfolio
                        (CSLCapV)

                        Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

                  Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);

                        Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

                  Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

                        Dreyfus IP - European Equity Portfolio (DryEuroEq)

                        *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

                  Dreyfus Stock Index Fund (DryStkIx)

                  Portfolios of the Dreyfus Variable Investment Fund (Dreyfus
                  VIF);

                        Dreyfus VIF - Appreciation Portfolio (DryVIFApp)

                        Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

                  Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund - Class I (FGVITHiInc)

                  Portfolios of Federated Insurance Series (IS);

                        Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                  Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);

                        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)

                        Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)

                        Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)

                        Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)

                        Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)

                        Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)

                        Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

                        Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

                  Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP II);

                        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)

                        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)

                        Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)

                  Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP III);

                        Fidelity(R) VIP III - Growth Opportunities Portfolio:
                        Initial Class (FidVIPGrOp)

                        Fidelity(R) VIP III - Growth Opportunities Portfolio:
                        Service Class (FidVIPGrOpS)

                        *Fidelity(R) VIP III - Value Strategies Portfolio:
                        Service Class (FidVIPValStS)

                  Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) SAT);

                        *Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)

                        *Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)

                        *Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)

                        *Gartmore GVIT Global Technology and Communications Fund
                        - Class I (GVITGlTech)

                        *Gartmore GVIT Global Utilities Fund - Class I
                        (GVITGlUtl)

                        Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)

                        Gartmore GVIT Growth Fund - Class I (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)

                        *Gartmore GVIT ID Aggressive Fund (GVITIDAgg)

                        *Gartmore GVIT ID Conservative Fund (GVITIDCon)

                        *Gartmore GVIT ID Moderate Fund (GVITIDMod)

                        *Gartmore GVIT ID Moderately Aggressive Fund
                        (GVITIDModAgg)

                        *Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)

                        *Gartmore GVIT International Growth Fund - Class I (GVITIntGro)

                        Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

                        *Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)

                        Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)

                        Gartmore GVIT Small Cap Value Fund - Class I
                        (GVITSmCapVal)

                        Gartmore GVIT Small Company Fund - Class I (GVITSmComp)

                        Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

                        *Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

                        Gartmore GVIT Worldwide Leaders Fund - Class I (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

                  J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund - Class I (JPMorBal)

                  Portfolios of the Janus Aspen Series (Janus AS);

                        Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)

                        Janus AS - Global Technology Portfolio - Service Shares (JanGITech)

                        Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                  MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)

                  Nationwide(R) GVIT Strategic Value Fund - Class I
                  (NWGVITStrVal)

                  Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

                        Neuberger Berman AMT - Growth Portfolio (NBAMTGro)

                        Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

                        Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)

                        Neuberger Berman AMT - Mid Cap Growth Portfolio (NBAMTMCGr)

                        Neuberger Berman AMT - Partners Portfolio (NBAMTPart)


                  Funds of the Oppenheimer Variable Account Funds;

                        Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

                        Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

                        Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

                        Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

                        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)

                        Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

                  Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund - Class I (SGVITMdCpGr)

                  Strong Opportunity Fund II, Inc. (StOpp2)

                  Funds of the Strong Variable Insurance Funds, Inc. (Stong
                  VIF);

                        Strong VIF - Strong Discovery Fund II (StDisc2)

                        Strong VIF - International Stock Fund II (StIntStk2)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  *Turner GVIT (Formerly Nationwide(R) SAT) Growth Focus Fund - Class I (TurnGVITGro)

                  Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                       *Van Eck WIT - Worldwide Bond Fund

                        Van Eck WIT - Worldwide Emerging Markets Fund
                        (VEWrldEMkt)

                        Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                  Funds of the Van Kampen Universal Institutional Funds (Van Kampen UIF);

                        Van Kampen UIF - Emerging Markets Debt Portfolio
                        (VKEmMkt)

                        Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)

                        Van Kampen UIF - U.S. Real Estate Portfolio
                        (VKUSRealEst)

            At June 30, 2002, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

            The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a)   Deductions from Premium

            The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      (c)   Administrative Charges

            The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)   ASSET CHARGES

      For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10% or .25% for all policy years.

      Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)   POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(6)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each year in the four year period ended June 30, 2002.


                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY     RATIO**   RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
The BEST of AMERICA(R)
America's FUTURE Life Series(SM) -
Reduced Fee Tier - (0.10%)

  American Century Variable Portfolios, Inc. -
  American Century VP Income & Growth Fund -
  Class I
      2002                                           0.10%     409,339   $  8.442333  $   3,455,776         0.83%    -0.10%
      2001                                           0.10%     237,289      9.888619      2,346,461         0.70%    -3.86%
      2000                                           0.10%     290,354     11.101352      3,223,322         0.49%    -3.62%
      1999                                           0.10%     139,253     10.717821      1,492,489         0.01%     7.18% 04/01/99

  American Century Variable Portfolios, Inc. -
  American Century VP International Fund -
  Class I
      2002                                           0.10%      97,378      8.977297        874,191         0.70%    -0.05%
      2001                                           0.10%      88,927     10.606504        943,205         0.08%   -20.19%
      2000                                           0.10%      61,417     15.024102        922,735         0.10%    -6.06%
      1999                                           0.10%      14,498     10.471172        151,811         0.00%     4.71% 04/01/99

  Dreyfus Stock Index Fund
      2002                                           0.10%     618,530      7.872437      4,869,338         0.58%    -0.13%
      2001                                           0.10%     290,238      9.644728      2,799,267         0.49%    -6.88%
      2000                                           0.10%     325,655     11.359939      3,699,421         0.49%    -0.60%
      1999                                           0.10%     276,031     10.631744      2,934,691         0.70%     6.32% 04/01/99

  Fidelity(R) VIP - Equity-Income Portfolio:
  Service Class
      2002                                           0.10%      20,350      9.995107        203,400         1.39%    -0.06%

  Fidelity(R) VIP - Growth Portfolio: Service
  Class
      2002                                           0.10%     978,641      7.394071      7,236,141         0.12%    -0.19%
      2001                                           0.10%     730,098     10.067935      7,350,579         0.00%    -9.71%
      2000                                           0.10%     501,080     13.179722      6,604,095         0.06%     5.01%
      1999                                           0.10%     165,208     10.460406      1,728,143         0.08%     4.60% 04/01/99

  Gartmore GVIT Government Bond Fund - Class I
      2002                                           0.10%     213,726     12.407025      2,651,704         2.38%     0.04%
      2001                                           0.10%     698,203     11.384642      7,948,791         2.74%     2.38%
      2000                                           0.10%     739,786     10.284568      7,608,379         3.07%     3.98%
      1999                                           0.10%      65,024      9.913287        644,602         3.72%    -0.87% 04/01/99

  Gartmore GVIT Money Market Fund - Class I
      2002                                           0.10%   1,209,527     11.419584     13,812,295         0.62%     0.01%
      2001                                           0.10%     473,416     11.219674      5,311,573         2.06%     2.26%
      2000                                           0.10%     197,921     10.644566      2,106,783         2.83%     2.77%

  Janus Aspen Series - International Growth
  Portfolio - Service Shares
      2002                                           0.10%      19,275      5.551206        106,999         0.38%    -0.12%
      2001                                           0.10%      19,406      6.978600        135,427         0.60%   -15.57%
      2000                                           0.10%      19,438     10.134840        197,001         0.00%     1.35% 04/01/99

  MAS GVIT Multi Sector Bond Fund - Class I
      2002                                           0.10%       3,610     11.395901         41,139         2.94%     0.02%
      2001                                           0.10%       4,115     10.809424         44,481         2.38%     0.71%
      2000                                           0.10%       5,259     10.416467         54,780         4.48%     2.44%
      1999                                           0.10%       4,095      9.908985         40,577         3.13%    -0.91% 04/01/99

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY      RATIO**   RETURN***
                                                    --------    -----     ----------  --------------   ----------   ---------
  Neuberger Berman Advisers Management Trust -
  Guardian Portfolio
      2002                                           0.10%      84,059      9.671959        813,015         0.61%    -0.11%
      2001                                           0.10%      82,979     11.243700        932,991         0.31%     1.54%
      2000                                           0.10%      32,870     11.364157        373,540         0.56%     3.68%
      1999                                           0.10%       6,842     11.187560         76,545         0.43%    11.88% 04/01/99

  Oppenheimer Aggressive Growth Fund/VA -
  Initial Class
      2002                                           0.10%     297,645      8.363264      2,489,284         0.62%    -0.17%
      2001                                           0.10%     315,303     10.744305      3,387,712         0.85%   -27.03%
      2000                                           0.10%      69,127     20.117568      1,390,667         0.00%    21.15%
      1999                                           0.10%       3,344     10.950258         36,618         0.00%     9.50% 04/01/99

  Oppenheimer Capital Appreciation Fund/VA -
  Initial Class
      2002                                           0.10%     278,140      9.302517      2,587,402         0.53%    -0.19%
      2001                                           0.10%     229,855     12.537813      2,881,879         0.56%    -4.93%
      2000                                           0.10%     119,850     14.470324      1,734,268         0.11%     9.36%
      1999                                           0.10%      55,741     10.823581        603,317         0.03%     8.24% 04/01/99

The BEST of AMERICA(R)
America's FUTURE Life Series(SM) -
Reduced Fee Tier - (0.25%)

  American Century Variable Portfolios, Inc. -
  American Century VP Balanced Fund - Class I
      2002                                           0.25%      55,974      9.172281        513,409         2.58%    -0.06%

  American Century Variable Portfolios, Inc. -
  American Century VP Capital Appreciation
  Fund - Class I
      2002                                           0.25%      46,762     10.372518        485,040         0.00%    -0.10%

  American Century Variable Portfolios, Inc. -
  American Century VP Income & Growth Fund -
  Class I
      2002                                           0.25%      59,818      9.372064        560,618         0.83%    -0.10%

  American Century Variable Portfolios, Inc. -
  American Century VP International Fund -
  Class I
      2002                                           0.25%     376,754      8.947668      3,371,070         0.70%    -0.05%

  American Century Variable Portfolios, Inc.-
  American Century VP Value Fund - Class I
      2002                                           0.25%     447,748     11.812786      5,289,151         0.79%    -0.04%

  Comstock GVIT Value Fund - Class I
      2002                                           0.25%         281      8.385093          2,356         0.58%    -0.14%

  Credit Suisse Trust - Global Post-Venture
  Capital Portfolio
      2002                                           0.25%      20,931      7.308922        152,983         0.00%    -0.14%

  Credit Suisse Trust - International Focus
  Portfolio
      2002                                           0.25%       5,673      7.679044         43,563         0.00%    -0.02%

  Credit Suisse Trust - Small Cap Growth
  Portfolio
      2002                                           0.25%      76,127      7.046569        536,434         0.00%    -0.22%

  Dreyfus GVIT Mid Cap Index Fund - Class I
      2002                                           0.25%      30,958     12.903316        399,461         0.13%    -0.04%

  Dreyfus Stock Index Fund
      2002                                           0.25%   1,022,355      9.115574      9,319,353         0.58%    -0.13%

  Dreyfus Variable Investment Fund -
  Appreciation Portfolio
      2002                                           0.25%     351,689     10.032551      3,528,338         0.01%    -0.09%

  Dreyfus Variable Investment Fund - Growth
  and Income Portfolio
      2002                                           0.25%      72,044      8.118785        584,910         0.25%    -0.15%

  Federated GVIT High Income Bond Fund - Class I
      2002                                           0.25%          65      9.807586            637         3.60%     0.00%


                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY      RATIO**   RETURN***
                                                     -----      -----     ----------  --------------   ----------   ---------
  Federated Insurance Series - Federated
  Quality Bond Fund II - Primary Shares
      2002                                           0.25%      36,425     11.983528        436,500         3.44%     0.02%

  Fidelity(R) VIP - Equity-Income Portfolio:
  Initial Class
      2002                                           0.25%      28,810      8.992271        259,067         1.21%    -0.06%

  Fidelity(R) VIP - Growth Portfolio: Initial
  Class
      2002                                           0.25%     739,360      6.910052      5,109,016         0.23%    -0.19%

  Fidelity(R) VIP - High Income Portfolio:
  Initial Class
      2002                                           0.25%     150,183      8.416894      1,264,074        10.05%    -0.05%

  Fidelity(R) VIP - Overseas Portfolio:
  Initial Class
      2002                                           0.25%      78,443      7.693104        603,470         0.69%    -0.03%

  Fidelity(R) VIP II - Asset Manager
  Portfolio: Initial Class
      2002                                           0.25%     296,549      8.905987      2,641,062         3.94%    -0.08%

  Fidelity(R) VIP II - Contrafund Portfolio:
  Initial Class
      2002                                           0.25%      88,130      8.961372        789,766         0.77%    -0.01%

  Fidelity(R) VIP III - Growth Opportunities
  Portfolio: Initial Class
      2002                                           0.25%      88,361      7.674696        678,144         1.18%    -0.13%

  Gartmore GVIT Government Bond Fund - Class I
      2002                                           0.25%   1,045,833     12.994696     13,590,282         2.38%     0.04%

  Gartmore GVIT Growth Fund - Class I
      2002                                           0.25%      88,586      5.064994        448,688         0.00%    -0.17%

  Gartmore GVIT Money Market Fund - Class I
      2002                                           0.25%   1,570,175     11.866880     18,633,078         0.62%     0.00%

  Gartmore GVIT Small Cap Growth Fund - Class I
      2002                                           0.25%       3,982     12.242434         48,749         0.00%    -0.20%

  Gartmore GVIT Small Cap Value Fund - Class I
      2002                                           0.25%     284,921     13.609612      3,877,664         0.00%    -0.12%

  Gartmore GVIT Small Company Fund - Class I
      2002                                           0.25%     182,028     12.578578      2,289,653         0.00%    -0.04%

  Gartmore GVIT Worldwide Leaders Fund - Class I
      2002                                           0.25%     123,266      8.497670      1,047,474         1.08%    -0.06%

  J.P. Morgan GVIT Balanced Fund - Class I
      2002                                           0.25%      21,560      8.799968        189,727         0.97%    -0.09%

  Janus Aspen Series - Capital Appreciation
  Portfolio - Service Shares
      2002                                           0.25%      67,028      5.948483        398,715         0.21%    -0.07%

  Janus Aspen Series - Global Technology
  Portfolio - Service Shares
      2002                                           0.25%         353      2.884942          1,018         0.00%    -0.30%

  Janus Aspen Series - International Growth
  Portfolio - Service Shares
      2002                                           0.25%      43,283      5.531085        239,402         0.38%    -0.12%

  MAS GVIT Multi Sector Bond Fund - Class I
      2002                                           0.25%      11,807     11.311841        133,559         2.94%     0.02%

  Neuberger Berman Advisers Management Trust -
  Growth Portfolio
      2002                                           0.25%      68,945      6.107016        421,048         0.00%    -0.20%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY     RATIO**    RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  Neuberger Berman Advisers Management Trust -
  Limited Maturity Bond Portfolio
      2002                                           0.25%     257,748     11.011137      2,838,099         4.74%     0.02%

  Neuberger Berman Advisers Management Trust -
  Mid-Cap Growth Portfolio
      2002                                           0.25%         999      9.962935          9,953         0.00%    -0.17%

  Neuberger Berman Advisers Management Trust -
  Partners Portfolio
      2002                                           0.25%     571,969      8.777144      5,020,254         0.45%    -0.10%

  Oppenheimer Aggressive Growth Fund/VA -
  Initial Class
      2002                                           0.25%       1,142      8.909823         10,175         0.62%    -0.17%

  Oppenheimer Bond Fund/VA - Initial Class
      2002                                           0.25%      98,224     10.906272      1,071,258         6.72%     0.02%

  Oppenheimer Capital Appreciation Fund/VA -
  Initial Class
      2002                                           0.25%     246,944     10.560570      2,607,869         0.53%    -0.19%

  Oppenheimer Global Securities Fund/VA -
  Initial Class
      2002                                           0.25%     149,990      7.794695      1,169,126         0.42%    -0.07%

  Oppenheimer Multiple Strategies Fund/VA -
  Initial Class
      2002                                           0.25%      49,160      9.540542        469,013         3.01%    -0.07%

  Strong GVIT Mid Cap Growth Fund - Class I
      2002                                           0.25%      34,358      8.676863        298,120         0.00%    -0.24%

  Strong Opportunity Fund II, Inc.
      2002                                           0.25%     655,340      8.025092      5,259,164         0.00%    -0.15%

  Strong Variable Insurance Funds, Inc. -
  Strong Discovery Fund II
      2002                                           0.25%       3,683     10.441164         38,455         0.00%    -0.05%

  Strong Variable Insurance Funds, Inc. -
  Strong International Stock Fund II
      2002                                           0.25%      24,915      6.959785        173,403         2.04%    -0.06%

  The Dreyfus Socially Responsible Growth
  Fund, Inc.
      2002                                           0.25%      23,266      8.211877        191,058         0.01%    -0.17%

  Van Eck Worldwide Insurance Trust -
  Worldwide Emerging Markets Fund
      2002                                           0.25%       4,144      7.662741         31,754         0.17%     0.07%

  Van Kampen - The Universal Institutional
  Funds, Inc. - Emerging Markets Debt
  Portfolio
      2002                                           0.25%         237     10.666570          2,528         0.00%     0.00%

  Van Kampen - The Universal Institutional
  Funds, Inc. - Mid Cap Growth Portfolio
      2002                                           0.25%       5,495      4.982477         27,379         0.00%    -0.19%

  Van Kampen - The Universal Institutional
  Funds, Inc. - U.S. Real Estate Portfolio
      2002                                           0.25%      40,208     12.596496        506,480         0.00%     0.10%

The BEST of AMERICA(R)
America's FUTURE Life Series(SM)

  American Century Variable Portfolios, Inc. -
  American Century VP Balanced Fund - Class I
      2002                                           0.40%       7,771      9.151869         71,119         2.58%    -0.06%
      2001                                           0.40%      43,274      9.981918        431,958         2.55%    -0.18% 01/02/01

  American Century Variable Portfolios, Inc. -
  American Century VP Capital Appreciation
  Fund - Class I
      2002                                           0.40%      31,849      9.857168        313,941         0.00%    -0.10%
      2001                                           0.40%      85,085     13.127018      1,116,912         0.00%    -7.88%


                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY     RATIO**    RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  American Century Variable Portfolios, Inc. -
  American Century VP Income & Growth Fund -
  Class I
      2002                                           0.40%     499,490      9.313777      4,652,138         0.83%    -0.10%
      2001                                           0.40%     422,654     10.942107      4,624,725         0.70%    -4.00%
      2000                                           0.40%     346,363     12.320813      4,267,474         0.49%    -3.77%
      1999                                           0.40%     196,203     11.930918      2,340,882         0.01%     9.54%

  American Century Variable Portfolios, Inc. -
  American Century VP International Fund -
  Class I
      2002                                           0.40%   1,811,187      8.892011     16,105,095         0.70%    -0.05%
      2001                                           0.40%   1,371,840     10.537256     14,455,429         0.70%   -20.31%
      2000                                           0.40%     343,607     14.970741      5,144,051         0.10%    -6.20%
      1999                                           0.40%     156,839     10.465323      1,641,371         0.00%     7.14%

  American Century Variable Portfolios, Inc. -
  American Century VP Value Fund - Class I
      2002                                           0.40%     328,230     11.739323      3,853,198         0.79%    -0.04%
      2001                                           0.40%     558,169     11.655930      6,505,979         1.30%     7.00%
      2000                                           0.40%      78,422      8.869662        695,577         0.11%    -4.19%
      1999                                           0.40%      17,739     10.585835        187,782         0.98%    12.92%

  Comstock GVIT Value Fund - Class I
      2002                                           0.40%      28,066      8.332926        233,872         0.58%    -0.14%
      2001                                           0.40%   1,340,003     10.123978     13,566,161         1.49%    -8.93%
      2000                                           0.40%      22,568     12.681211        286,190         0.44%     1.55%
      1999                                           0.40%      20,366     11.620929        236,672         0.24%     9.82%

  Credit Suisse Trust - Global Post-Venture
  Capital Portfolio
      2002                                           0.40%      52,132      7.263419        378,657         0.00%    -0.14%
      2001                                           0.40%      82,456      9.563256        788,548         0.00%   -19.76%
      2000                                           0.40%      62,643     15.467356        968,922         0.00%     4.78%
      1999                                           0.40%      25,421     10.199319        259,277         0.00%    12.51%

  Credit Suisse Trust - International Focus
  Portfolio
      2002                                           0.40%      17,098      7.631249        130,479         0.00%    -0.02%
      2001                                           0.40%      31,301      8.417725        263,483         0.00%   -16.10%
      2000                                           0.40%      29,432     12.380758        364,390         0.00%    -8.92%
      1999                                           0.40%      38,500      9.491713        365,431         0.00%     6.70%

  Credit Suisse Trust - Large Cap Value
  Portfolio
      2002                                           0.40%      25,339     10.342464        262,068         0.00%    -0.10%
      2001                                           0.40%      15,745     11.765980        185,255         0.00%     3.10%
      2000                                           0.40%      22,920     10.242976        234,769         0.00%    -2.63%
      1999                                           0.40%      16,980     11.434266        194,154         0.00%    15.02%

  Credit Suisse Trust - Small Cap Growth
  Portfolio
      2002                                           0.40%     143,362      7.030850      1,007,957         0.00%    -0.22%
      2001                                           0.40%     589,337      9.279055      5,468,490         0.00%    -7.21%

  Dreyfus GVIT Mid Cap Index Fund - Class I
      2002                                           0.40%      70,805     12.823029        907,935         0.13%    -0.04%
      2001                                           0.40%     150,898     13.635218      2,057,527         0.30%     0.46%
      2000                                           0.40%      81,246     12.775205      1,037,934         0.35%     8.00%
      1999                                           0.40%          67     10.856013            727         0.07%    10.54%

  Dreyfus Investment Portfolios - European
  Equity Portfolio
      2002                                           0.40%      11,287      8.283327         93,494         0.00%    -0.08%
      2000                                           0.40%       2,148     13.207837         28,370         0.00%     2.25%

  Dreyfus Stock Index Fund
      2002                                           0.40%   2,789,230      9.058868     25,267,266         0.58%    -0.13%
      2001                                           0.40%   4,213,282     11.131574     46,900,460         0.49%    -7.02%
      2000                                           0.40%   2,694,550     13.150463     35,434,580         0.49%    -0.75%
      1999                                           0.40%   1,715,617     12.344504     21,178,441         0.70%    11.92%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY     RATIO**    RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  Dreyfus Variable Investment Fund -
  Appreciation Portfolio
      2002                                           0.40%     416,774      9.970158      4,155,303         0.01%    -0.09%
      2001                                           0.40%   1,253,544     11.330924     14,203,812         0.01%    -6.44%
      2000                                           0.40%     195,232     12.555931      2,451,320         0.01%     2.59%
      1999                                           0.40%      93,377     11.830098      1,104,659         0.01%     7.30%

  Dreyfus Variable Investment Fund - Growth
  and Income Portfolio
      2002                                           0.40%      12,379      8.100688        100,278         0.25%    -0.15%
      2001                                           0.40%      84,805     10.176558        863,023         0.22%     1.77% 01/02/01

  Federated GVIT High Income Bond Fund - Class I
      2002                                           0.40%      93,553      9.746587        911,822         3.60%     0.00%
      2001                                           0.40%     260,400      9.627057      2,506,886         5.38%     2.02%
      2000                                           0.40%     142,533     10.153681      1,447,235         6.93%    -1.69%
      1999                                           0.40%      33,475     10.304749        344,951         4.66%     2.54%

  Federated Insurance Series - Federated
  Quality Bond Fund II - Primary Shares
      2002                                           0.40%     163,215     11.926987      1,946,663         3.44%     0.02%
      2001                                           0.40%      29,019     11.206725        325,208         2.23%     3.49%
      2000                                           0.40%      44,144     10.131263        447,234         0.12%     2.93%

  Fidelity(R) VIP - Equity-Income Portfolio:
  Initial Class
      2002                                           0.40%      12,131      8.972235        108,842         1.21%    -0.06%
      2001                                           0.40%     217,462     10.008041      2,176,369         0.00%     0.08% 01/02/01

  Fidelity(R) VIP - Equity-Income Portfolio:
  Service Class
      2002                                           0.40%     547,314     10.011730      5,479,560         1.39%    -0.06%
      2001                                           0.40%     338,435     11.176442      3,782,499         1.56%    -1.18%
      2000                                           0.40%     236,987     10.174924      2,411,325         0.64%    -2.95%
      1999                                           0.40%      25,566     11.140410        284,816         0.14%    12.45%

  Fidelity(R) VIP - Growth Portfolio: Initial
  Class
      2002                                           0.40%      39,133      6.894645        269,808         0.23%    -0.19%
      2001                                           0.40%     664,286      9.406607      6,248,677         0.00%    -5.93%

  Fidelity(R) VIP - Growth Portfolio: Service
  Class
      2002                                           0.40%     917,879      9.633660      8,842,534         0.12%    -0.19%
      2001                                           0.40%   1,017,754     13.156825     13,390,411         0.00%    -9.85%
      2000                                           0.40%     910,558     17.274959     15,729,852         0.06%     4.85%
      1999                                           0.40%     361,035     13.751919      4,964,924         0.08%    14.14%

  Fidelity(R) VIP - High Income Portfolio:
  Initial Class
      2002                                           0.40%      33,637      8.398164        282,489        10.05%    -0.05%
      2001                                           0.40%     154,664      9.274521      1,434,435         0.00%    -7.25% 01/02/01

  Fidelity(R) VIP - High Income Portfolio:
  Service Class
      2002                                           0.40%     430,852      6.262835      2,698,355         7.90%    -0.04%
      2001                                           0.40%     189,231      6.918521      1,309,199        18.11%    -7.38%
      2000                                           0.40%     235,156      9.193344      2,161,870         6.69%    -5.14%
      1999                                           0.40%     239,446      9.693786      2,321,138         4.97%     7.67%

  Fidelity(R) VIP - Overseas Portfolio:
  Initial Class
      2002                                           0.40%      73,686      7.675970        565,612         0.69%    -0.03%
      2001                                           0.40%     352,460      8.877278      3,128,885         0.00%   -11.23% 01/02/01

  Fidelity(R) VIP - Overseas Portfolio:
  Service Class
      2002                                           0.40%     485,878      8.289411      4,027,642         0.65%    -0.03%
      2001                                           0.40%     486,273      9.597940      4,667,219         4.11%   -11.66%
      2000                                           0.40%     291,200     12.785880      3,723,248         0.77%    -5.23%
      1999                                           0.40%      83,286     10.254973        854,096         1.36%     7.86%


                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY     RATIO**    RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  Fidelity(R) VIP II - Asset Manager
  Portfolio: Initial Class
      2002                                           0.40%     194,064      8.886166      1,724,485         3.94%    -0.09%
      2001                                           0.40%     976,093      9.790330      9,556,273         0.00%    -2.10% 01/02/01

  Fidelity(R) VIP II - Contrafund Portfolio:
  Initial Class
      2002                                           0.40%      24,756      8.941408        221,353         0.77%    -0.01%
      2001                                           0.40%     128,202      9.286377      1,190,532         0.00%    -7.14% 01/02/01

  Fidelity(R) VIP II - Contrafund Portfolio:
  Service Class
      2002                                           0.40%     535,531     11.253109      6,026,389         0.70%    -0.01%
      2001                                           0.40%     465,633     11.700382      5,448,084         0.64%   -10.18%
      2000                                           0.40%     416,155     13.802556      5,744,003         0.29%    -1.55%
      1999                                           0.40%     220,534     12.580736      2,774,480         0.37%    10.96%

  Fidelity(R) VIP III - Growth Opportunities
  Portfolio: Initial Class
      2001                                           0.40%     100,427      9.446605        948,694         0.00%    -5.53% 01/02/01

  Fidelity(R) VIP III - Growth Opportunities
  Portfolio: Service Class
      2002                                           0.40%     137,556      7.099131        976,528         0.86%    -0.13%
      2001                                           0.40%     266,141      8.765663      2,332,902         0.26%    -8.96%
      2000                                           0.40%     197,046     11.216967      2,210,258         1.25%    -3.89%
      1999                                           0.40%     124,317     11.947796      1,485,314         0.36%     6.22%

  Gartmore GVIT Government Bond Fund - Class I
      2002                                           0.40%   3,469,068     12.913882     44,799,135         2.38%     0.04%
      2001                                           0.40%   2,250,748     11.885230     26,750,658         2.74%     2.23%
      2000                                           0.40%     814,693     10.768906      8,773,352         3.07%     3.82%
      1999                                           0.40%     451,382     10.411381      4,699,510         3.72%    -2.37%

  Gartmore GVIT Growth Fund - Class I
      2002                                           0.40%     292,358      5.033462      1,471,573         0.00%    -0.17%
      2001                                           0.40%     355,826      6.678422      2,376,356         0.00%   -21.48%
      2000                                           0.40%     214,512     11.687690      2,507,150         0.18%     0.56%
      1999                                           0.40%     123,800     12.501259      1,547,656         0.33%    11.71%

  Gartmore GVIT Money Market Fund - Class I
      2002                                           0.40%   5,688,729     11.792796     67,086,021         0.62%     0.00%
      2001                                           0.40%   7,579,943     11.621155     88,087,692         2.06%     2.11%
      2000                                           0.40%   2,043,769     11.058539     22,601,099         2.83%     2.61%
      1999                                           0.40%     651,223     10.535947      6,861,251         2.11%     2.09%

  Gartmore GVIT Small Cap Growth Fund - Class I
      2002                                           0.40%      64,740     12.184600        788,831         0.00%    -0.20%
      2001                                           0.40%      65,720     16.178351      1,063,241         0.00%    -5.24%
        Initial Funding by Depositor
          (see note 1a)                                        100,000     16.318510      1,631,851         0.00%    -5.05%
      2000                                           0.40%      43,778     21.463633        939,635         0.00%     4.97%
        Initial Funding by Depositor
          (see note 1a)                                        100,000     21.463633      2,146,363         0.00%     4.97%

  Gartmore GVIT Small Cap Value Fund - Class I
      2002                                           0.40%     266,710     13.524923      3,607,232         0.00%    -0.13%
      2001                                           0.40%     545,790     15.824999      8,637,126         0.00%    30.77%
      2000                                           0.40%     105,726     12.104291      1,279,738         0.00%    10.79%
      1999                                           0.40%     136,263     10.590528      1,443,097         0.00%    23.42%

  Gartmore GVIT Small Company Fund - Class I
      2002                                           0.40%     555,210     12.500340      6,940,314         0.00%    -0.05%
      2001                                           0.40%     808,665     13.873709     11,219,183         0.10%    -1.54%
      2000                                           0.40%     325,780     13.954146      4,545,982         0.03%     7.41%
      1999                                           0.40%     127,081      9.727700      1,236,206         0.00%     7.41%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY      RATIO**   RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  Gartmore GVIT Total Return Fund - Class I
      2002                                           0.40%     218,302      8.682331      1,895,370         0.31%    -0.06%
      2001                                           0.40%      25,351      9.683519        245,487         0.48%    -8.07%
      2000                                           0.40%      16,643     11.146280        185,508         0.29%     3.16%
      1999                                           0.40%       2,869     11.212270         32,168         0.15%    10.53%

  Gartmore GVIT Worldwide Leaders Fund - Class I
      2002                                           0.40%       3,893      8.444777         32,876         1.08%    -0.06%
      2001                                           0.40%      93,015      9.486334        882,371         1.05%   -14.48%
      2000                                           0.40%      67,747     12.596704        853,389         0.73%    -0.83%
      1999                                           0.40%      33,140     11.249540        372,810         0.59%     8.43%

  J.P. Morgan GVIT Balanced Fund - Class I
      2002                                           0.40%     156,440      8.745233      1,368,104         0.97%    -0.09%
      2001                                           0.40%     233,951      9.796636      2,291,933         1.30%    -1.85%
      2000                                           0.40%      94,375     10.305507        972,582         1.58%     2.48%
      1999                                           0.40%      82,244     10.584906        870,545         2.30%     5.75%

  Janus Aspen Series - Capital Appreciation
  Portfolio - Service Shares
      2002                                           0.40%     358,190      5.926919      2,122,963         0.21%    -0.07%
      2001                                           0.40%      44,611      7.075945        315,665         1.09%   -13.77%

  Janus Aspen Series - Global Technology
  Portfolio - Service Shares
      2002                                           0.40%     322,731      2.874473        927,682         0.00%    -0.30%
      2001                                           0.40%     232,759      4.846864      1,128,151         0.63%   -26.09%
      2000                                           0.40%      32,762      9.793559        320,857         0.00%    -2.06% 01/27/00

  Janus Aspen Series - International Growth
  Portfolio - Service Shares
      2002                                           0.40%     140,401      5.511040        773,756         0.38%    -0.12%
      2001                                           0.40%      85,995      6.948904        597,571         0.60%   -15.70%
      2000                                           0.40%       4,914     10.121953         49,739         0.00%     1.22% 01/27/00

  MAS GVIT Multi Sector Bond Fund - Class I
      2002                                           0.40%     114,124     11.241499      1,282,925         2.94%     0.02%
      2001                                           0.40%     139,140     10.694913      1,488,090         2.38%     0.56%
      2000                                           0.40%     243,286     10.336948      2,514,835         4.48%     2.28%
      1999                                           0.40%      36,005      9.862916        355,114         3.13%    -1.28%

  Nationwide GVIT Strategic Value Fund - Class I
      2002                                           0.40%      60,527      7.711336        466,744         0.00%    -0.15%
      2001                                           0.40%      56,474      9.340562        527,499         0.38%    -0.66%
      2000                                           0.40%      12,984      8.642631        112,216         0.16%    -1.48%
      1999                                           0.40%      26,211      9.856191        258,341         0.42%     8.47%

  Neuberger Berman Advisers Management Trust -
  Growth Portfolio
      2002                                           0.40%      27,037      6.093383        164,747         0.00%    -0.20%
      2001                                           0.40%     410,698      8.889028      3,650,706         0.00%   -11.11% 01/02/01

  Neuberger Berman Advisers Management Trust -
  Guardian Portfolio
      2002                                           0.40%     126,040      9.363567      1,180,184         0.61%    -0.11%
      2001                                           0.40%     119,705     10.917855      1,306,922         0.31%     1.39%
      2000                                           0.40%      55,377     11.067843        612,904         0.56%     3.53%
      1999                                           0.40%     127,307     10.928637      1,391,292         0.43%    17.02%

  Neuberger Berman Advisers Management Trust -
  Limited Maturity Bond Portfolio
      2002                                           0.40%      90,136     10.986658        990,293         4.74%     0.02%
      2001                                           0.40%     483,040     10.398570      5,022,925         5.31%     3.99% 01/02/01


                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY      RATIO**   RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  Neuberger Berman Advisers Management Trust -
  Mid-Cap Growth Portfolio
      2002                                           0.40%     113,343      9.900924      1,122,200         0.00%    -0.17%
      2001                                           0.40%      98,726     13.794987      1,361,924         0.00%   -13.56%
      2000                                           0.40%      78,414     19.491297      1,528,391         0.00%    12.57%
      1999                                           0.40%     135,164     11.852112      1,601,979         0.00%     4.92%

  Neuberger Berman Advisers Management Trust -
  Partners Portfolio
      2002                                           0.40%     197,576      8.722515      1,723,360         0.45%    -0.10%
      2001                                           0.40%     722,438      9.931453      7,174,859         0.38%    -0.84%
      2000                                           0.40%     126,555      9.911052      1,254,293         0.60%    -0.74%
      1999                                           0.40%     105,121     10.555488      1,109,603         0.72%    13.05%

  Oppenheimer Aggressive Growth Fund/VA -
  Initial Class
      2002                                           0.40%     445,676      8.854359      3,946,175         0.62%    -0.17%
      2001                                           0.40%     781,043     11.409356      8,911,198         0.85%   -27.14%
      2000                                           0.40%     214,632     21.426999      4,598,920         0.00%    20.97%
      1999                                           0.40%      91,474     11.698025      1,070,065         0.00%    20.77%

  Oppenheimer Bond Fund/VA - Initial Class
      2002                                           0.40%      47,810     10.882016        520,269         6.72%     0.02%
      2001                                           0.40%      74,452     10.434281        776,853         4.10%     4.34% 01/02/01

  Oppenheimer Capital Appreciation Fund/VA -
  Initial Class
      2002                                           0.40%     502,442     10.494866      5,273,061         0.53%    -0.19%
      2001                                           0.40%     595,510     14.187344      8,448,705         0.56%    -5.07%
      2000                                           0.40%     182,060     16.423157      2,990,000         0.11%     9.20%
      1999                                           0.40%      22,876     12.321204        281,860         0.03%    15.59%

  Oppenheimer Global Securities Fund/VA -
  Initial Class
      2002                                           0.40%      69,490      7.769503        539,903         0.42%    -0.07%
      2001                                           0.40%     229,957      8.753305      2,012,884         1.06%    -8.56%

  Oppenheimer Main Street Growth & Income
  Fund/VA - Initial Class
      2002                                           0.40%      61,500      8.174538        502,734         0.63%    -0.07%
      2001                                           0.40%      54,431      9.241561        503,027         0.51%    -6.14%
      2000                                           0.40%      47,368     10.835167        513,240         0.32%    -0.01%
      1999                                           0.40%      93,526     10.227355        956,524         0.58%    14.41%

  Oppenheimer Multiple Strategies Fund/VA -
  Initial Class
      2002                                           0.40%      31,889      9.519297        303,561         3.01%    -0.07%
      2001                                           0.40%     104,602     10.590054      1,107,741         2.78%     5.90% 01/02/01

  Strong GVIT Mid Cap Growth Fund - Class I
      2002                                           0.40%      24,300      8.622836        209,535         0.00%    -0.24%
      2001                                           0.40%      92,325     14.043826      1,296,596         0.00%   -13.94%
      2000                                           0.40%      55,055     20.297188      1,117,462         0.00%     4.83%
      1999                                           0.40%       3,610     13.175713         47,564         0.00%    25.22%

  Strong Opportunity Fund II, Inc.
      2002                                           0.40%     293,274      7.999154      2,345,944         0.00%    -0.15%
      2001                                           0.40%     680,737      9.835165      6,695,161         0.02%    -0.16%

  Strong Variable Insurance Funds, Inc. -
  Strong Discovery Fund II
      2002                                           0.40%       2,265     10.991885         24,897         0.00%    -0.05%

  Strong Variable Insurance Funds, Inc. -
  Strong International Stock Fund II
      2002                                           0.40%      16,203      6.702425        108,599         2.04%    -0.06%
      2001                                           0.40%       1,408      7.903595         11,128         0.00%   -12.64%

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    CONTRACT                                           INVESTMENT
                                                    EXPENSE                  UNIT        CONTRACT        INCOME      TOTAL
                                                     RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY      RATIO**   RETURN***
                                                     -----      -----     ----------  --------------    ---------   ---------
  The Dreyfus Socially Responsible Growth
  Fund, Inc.
      2002                                           0.40%      21,123      8.160791        172,380         0.01%    -0.17%
      2001                                           0.40%      34,478     10.967194        378,127         0.01%   -14.29%
      2000                                           0.40%      33,077     14.778256        488,820         0.02%     2.35%
      1999                                           0.40%      17,904     12.543738        224,583         0.00%    12.55%

  Van Eck Worldwide Insurance Trust -
  Worldwide Emerging Markets Fund
      2002                                           0.40%      48,449      7.615025        368,940         0.17%     0.07%
      2001                                           0.40%      88,751      7.236408        642,238         0.00%    -0.92%
      2000                                           0.40%      60,246     11.026051        664,275         0.00%   -12.59%
      1999                                           0.40%      28,682      9.209003        264,133         0.00%    45.64%

  Van Eck Worldwide Insurance Trust -
  Worldwide Hard Assets Fund
      2002                                           0.40%      15,353      8.905692        136,729         1.11%     0.09%
      2001                                           0.40%      51,643      8.820502        455,517         1.13%    -3.60%
      2000                                           0.40%      50,106      8.552782        428,546         0.92%     3.72%
      1999                                           0.40%      21,849      8.074329        176,416         1.54%    18.01%

  Van Kampen - The Universal Institutional
  Funds, Inc. - Emerging Markets Debt
  Portfolio
      2002                                           0.40%      25,781     10.600221        273,284         0.00%     0.00%
      2001                                           0.40%      39,647     10.113332        400,963         0.00%     4.57%
      2000                                           0.40%      61,253      9.266834        567,621         0.00%     6.30%
      1999                                           0.40%      24,247      7.626214        184,913         0.00%    12.73%

  Van Kampen - The Universal Institutional
  Funds, Inc. - Mid Cap Growth Portfolio
      2002                                           0.40%      89,238      4.966341        443,186         0.00%    -0.19%
      2001                                           0.40%       7,287      7.157233         52,155         0.00%   -17.55%

  Van Kampen - The Universal Institutional
  Funds, Inc. - U.S. Real Estate Portfolio
      2002                                           0.40%     164,840     13.215439      2,178,433         0.00%     0.10%
      2001                                           0.40%     139,203     11.822324      1,645,703         0.00%     7.86%
      2000                                           0.40%      31,965      9.800269        313,266         5.50%    14.05%
      1999                                           0.40%      29,045      9.668428        280,819         4.25%     8.29%

  Contract Owners' Equity Total By Year
    2002                                            $ 384,459,073
                                                    =============
    2001                                            $ 403,058,607
                                                    =============
    2000                                            $ 175,583,776
                                                    =============
    1999                                            $  73,514,357
                                                    =============

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


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                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220




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Insurance Company